                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-02932

Morgan Stanley High Yield Securities Inc.
                  (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York                          10020
      (Address of principal executive offices)                        (Zip code)

Ronald E. Robison
1221 Avenue of the Americas, New York, New York 10020
                      (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: August 31, 2005

Date of reporting period: August 31, 2005

Item 1 - Report to Shareholders

WELCOME, SHAREHOLDER:

IN THIS REPORT, YOU'LL LEARN ABOUT HOW YOUR INVESTMENT IN MORGAN STANLEY HIGH YIELD SECURITIES INC. PERFORMED DURING THE ANNUAL PERIOD. WE WILL PROVIDE AN OVERVIEW OF THE MARKET CONDITIONS, AND DISCUSS SOME OF THE FACTORS THAT AFFECTED PERFORMANCE DURING THE REPORTING PERIOD. IN ADDITION, THIS REPORT INCLUDES THE FUND'S FINANCIAL STATEMENTS AND A LIST OF FUND INVESTMENTS.

THIS MATERIAL MUST BE PRECEDED OR ACCOMPANIED BY A PROSPECTUS FOR THE FUND BEING OFFERED.

MARKET FORECASTS PROVIDED IN THIS REPORT MAY NOT NECESSARILY COME TO PASS. THERE IS NO ASSURANCE THAT THE FUND WILL ACHIEVE ITS INVESTMENT OBJECTIVE. THE FUND IS SUBJECT TO MARKET RISK, WHICH IS THE POSSIBILITY THAT MARKET VALUES OF SECURITIES OWNED BY THE FUND WILL DECLINE AND, THEREFORE, THE VALUE OF THE FUND'S SHARES MAY BE LESS THAN WHAT YOU PAID FOR THEM. ACCORDINGLY, YOU CAN LOSE MONEY INVESTING IN THIS FUND. PLEASE SEE THE PROSPECTUS FOR MORE COMPLETE INFORMATION ON INVESTMENT RISKS.

FUND REPORT
For the year ended August 31, 2005

TOTAL RETURN FOR THE 12 MONTHS ENDED AUGUST 31, 2005

                                                   LEHMAN  LIPPER HIGH
                                         CSFB    BROTHERS      CURRENT
                                         HIGH   U.S. CORP        YIELD
                                        YIELD  HIGH YIELD   BOND FUNDS
 CLASS A  CLASS B  CLASS C  CLASS D  INDEX(1)    INDEX(2)     INDEX(3)
  6.84%     5.68%    5.58%    7.04%     8.98%       9.35%        9.04%

The performance of the Fund's four share classes varies because each has different expenses. The Fund's total returns assume the reinvestment of all distributions but do not reflect the deduction of any applicable sales charges. Such costs would lower performance. See Performance Summary for standardized performance and benchmark information.

MARKET CONDITIONS

Good economic growth and corporate earnings, strong underlying company fundamentals, low default rates and improving credit qualities were among the factors supporting the high yield market during the 12-month reporting period. As long-term rates generally declined, investors also rewarded high yield bonds for their enhanced income potential.

Yet, the period was also defined by significant volatility. After enjoying particularly robust performance in the final months of 2004, the market retreated markedly during the first months of 2005. In January, heavy new issuance contributed to concerns that supply could outpace demand. More importantly, however, was General Motors' mid-March announcement of production cuts and poor earnings for the next quarter. The struggles of this bellwether company exacerbated the woes of the auto industry and called into question the strength of corporations overall. High yield markets were unsettled by the prospect that General Motors would move from the high grade to the high yield universe. Such a move, it was feared, could trigger a sell-off of other high yield bonds, as investors moved to purchase General Motors debt. Amid these pressures, the market declined through mid-May.

The reporting period finished with considerably more strength, however. The market came to terms with inclusion of General Motors and Ford Motor in the high yield arena, and the pace of new issuance slowed. Investors refocused on favorable economic data, the overall strength of corporate earnings and company fundamentals, and the continued low default rate of the high-yield universe overall. That said, the final months were not entirely upbeat, as continued high oil prices cast doubt on the pace of economic growth and consumer confidence. The final days of the reporting period brought heightened apprehension as Hurricane Katrina unleashed catastrophic devastation to the Gulf Coast. While the long-term economic impact remained immeasurable, the immediate economic impact was most evident in the energy sector, as gasoline and natural gas prices soared.

From an industry perspective, wireless communications, telecommunications and utilities fared the best during the 12-month period, while transportation, airlines and forest products lagged most significantly.

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PERFORMANCE ANALYSIS

Morgan Stanley High Yield Securities Inc. underperformed the CSFB High Yield Index, the Lehman Brothers U.S. Corporate High Yield Index and the Lipper High Current Yield Bond Funds Index for the 12 months ended August 31, 2005, assuming no deduction of applicable sales charges. Led by precipitous declines in the beleaguered auto and airline industries, a cloud of negative sentiment cloaked the transportation sector as a whole. In this environment, the fund's relative performance benefited from underweighting in transportation versus the CSFB benchmark. In particular, the fund was well served by the decision to de-emphasize auto, auto-related and airline issues, which experienced the brunt of investor disfavor. The fund's wireless communications securities also contributed positively. Strong fundamentals combined with broadly favorable trends to support solid gains.

In contrast, the fund's pace was slowed by housing securities. Amid concerns of declines in new home construction, building product securities slipped. These companies are often highly leveraged, and could be particularly susceptible to a downturn in the real estate market. Forest product securities lagged due to company specific reasons. Telecommunications and media securities also clipped performance.

During the final months of the reporting period, we sought opportunities to position the portfolio more conservatively by reducing exposures that we believe to be more risky, such as building products. As a result of individual security decisions, chemicals, housing, energy and manufacturing issues are among the more prominent themes in the portfolio. At the close of the reporting period, the portfolio's average credit quality was B, in-line with the CSFB benchmark, while a lower average yield to maturity reflects our efforts to reduce relative risk.

We believe that many of the fundamental trends that benefited the high yield market during the annual period remain intact, and will likely continue to provide support to the market in upcoming months. This optimism is balanced by our view that the market has already "priced-in" these fundamentals. (In other words, most securities are already trading at prices that reflect these positives.) Consequently, we would not be surprised if the returns of high yield securities were driven primarily by income, rather than price appreciation, in the months to come.

THERE IS NO GUARANTEE THAT ANY SECTORS MENTIONED WILL CONTINUE TO PERFORM WELL OR THAT SECURITIES IN SUCH SECTORS WILL BE HELD BY THE FUND IN THE FUTURE.

   TOP FIVE INDUSTRIES

   Chemicals: Specialty                         6.8%
   Electric Utilities                           5.9
   Cable/Satellite TV                           5.0
   Specialty Communications                     4.5
   Casino/Gaming                                3.4

   LONG-TERM CREDIT ANALYSIS

   A/A+                                         2.1%
   Baa/BBB+                                     1.6
   Ba/BB-                                      18.8
   B/B                                         52.1
   Caa/CCC                                     23.9
   NR/NA                                        1.5

DATA AS OF AUGUST 31, 2005. SUBJECT TO CHANGE DAILY. ALL PERCENTAGES FOR THE TOP FIVE INDUSTRIES ARE AS A PERCENTAGE OF NET ASSETS AND ALL PERCENTAGES FOR LONG-TERM CREDIT ANALYSIS ARE AS A PERCENTAGE OF TOTAL LONG-TERM INVESTMENTS. THESE DATA ARE PROVIDED FOR INFORMATIONAL PURPOSES ONLY AND SHOULD NOT BE DEEMED A RECOMMENDATION TO BUY OR SELL THE SECURITIES MENTIONED. MORGAN STANLEY IS A FULL-SERVICE SECURITIES FIRM ENGAGED IN SECURITIES TRADING AND BROKERAGE ACTIVITIES, INVESTMENT BANKING, RESEARCH AND ANALYSIS, FINANCING AND FINANCIAL ADVISORY SERVICES.

INVESTMENT STRATEGY

THE FUND WILL NORMALLY INVEST AT LEAST 80 PERCENT OF ITS ASSETS IN FIXED-INCOME SECURITIES (INCLUDING ZERO COUPON SECURITIES) RATED BELOW BAA BY MOODY'S INVESTORS SERVICE ("MOODY'S") OR BELOW BBB BY STANDARD & POOR'S CORPORATION ("S&P") OR IN NON-RATED SECURITIES CONSIDERED BY THE FUND'S INVESTMENT ADVISER TO BE APPROPRIATE INVESTMENTS FOR THE FUND. SUCH SECURITIES MAY ALSO INCLUDE "RULE 144A" SECURITIES, WHICH ARE SUBJECT TO RESALE RESTRICTIONS. SHAREHOLDERS OF THE FUND WILL RECEIVE AT LEAST 60 DAYS PRIOR NOTICE OF ANY CHANGES IN THIS POLICY. SECURITIES RATED BELOW BAA OR BBB ARE COMMONLY KNOWN AS "JUNK BONDS." THERE ARE NO MINIMUM QUALITY RATINGS FOR INVESTMENTS, AND AS SUCH THE FUND MAY INVEST IN SECURITIES WHICH NO LONGER MAKE PAYMENTS OF INTEREST OR PRINCIPAL.

FOR MORE INFORMATION ABOUT PORTFOLIO HOLDINGS

EACH MORGAN STANLEY FUND PROVIDES A COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS IN ITS SEMIANNUAL AND ANNUAL REPORTS WITHIN 60 DAYS OF THE END OF THE FUND'S SECOND AND FOURTH FISCAL QUARTERS BY FILING THE SCHEDULE ELECTRONICALLY WITH THE SECURITIES AND EXCHANGE COMMISSION (SEC). THE SEMIANNUAL REPORTS ARE FILED ON FORM N-CSRS AND THE ANNUAL REPORTS ARE FILED ON FORM N-CSR. MORGAN STANLEY ALSO DELIVERS THE SEMIANNUAL AND ANNUAL REPORTS TO FUND SHAREHOLDERS AND MAKES THESE REPORTS AVAILABLE ON ITS PUBLIC WEB SITE, www.morganstanley.com. EACH MORGAN STANLEY FUND ALSO FILES A COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE SEC FOR THE FUND'S FIRST AND THIRD FISCAL QUARTERS ON FORM N-Q. MORGAN STANLEY DOES NOT DELIVER THE REPORTS FOR THE FIRST AND THIRD FISCAL QUARTERS TO SHAREHOLDERS, NOR ARE THE REPORTS POSTED TO THE MORGAN STANLEY PUBLIC WEB SITE. YOU MAY, HOWEVER, OBTAIN THE FORM N-Q FILINGS

(AS WELL AS THE FORM N-CSR AND N-CSRS FILINGS) BY ACCESSING THE SEC'S WEB SITE, http://www.sec.gov. YOU MAY ALSO REVIEW AND COPY THEM AT THE SEC'S PUBLIC REFERENCE ROOM IN WASHINGTON, DC. INFORMATION ON THE OPERATION OF THE SEC'S PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING THE SEC AT (800) SEC-0330. YOU CAN ALSO REQUEST COPIES OF THESE MATERIALS, UPON PAYMENT OF A DUPLICATING FEE, BY ELECTRONIC REQUEST AT THE SEC'S E-MAIL ADDRESS (publicinfo@sec.gov) OR BY WRITING THE PUBLIC REFERENCE SECTION OF THE SEC, WASHINGTON, DC 20549-0102.

PROXY VOTING POLICY AND PROCEDURES AND PROXY VOTING RECORD

YOU MAY OBTAIN A COPY OF THE FUND'S PROXY VOTING POLICY AND PROCEDURES WITHOUT CHARGE, UPON REQUEST, BY CALLING TOLL FREE (800) 869-NEWS OR BY VISITING THE MUTUAL FUND CENTER ON OUR WEB SITE AT www.morganstanley.com. IT IS ALSO AVAILABLE ON THE SECURITIES AND EXCHANGE COMMISSION'S WEB SITE AT http://www.sec.gov.

YOU MAY OBTAIN INFORMATION REGARDING HOW THE FUND VOTED PROXIES RELATING TO PORTFOLIO SECURITIES DURING THE MOST RECENT TWELVE-MONTH PERIOD ENDED JUNE 30 BY VISITING THE MUTUAL FUND CENTER ON OUR WEB SITE AT www.morganstanley.com. THIS INFORMATION IS ALSO AVAILABLE ON THE SECURITIES AND EXCHANGE COMMISSION'S WEB SITE AT http://www.sec.gov.

HOUSEHOLDING NOTICE

TO REDUCE PRINTING AND MAILING COSTS, THE FUND ATTEMPTS TO ELIMINATE DUPLICATE MAILINGS TO THE SAME ADDRESS. THE FUND DELIVERS A SINGLE COPY OF CERTAIN SHAREHOLDER DOCUMENTS, INCLUDING SHAREHOLDER REPORTS, PROSPECTUSES AND PROXY MATERIALS, TO INVESTORS WITH THE SAME LAST NAME WHO RESIDE AT THE SAME ADDRESS. YOUR PARTICIPATION IN THIS PROGRAM WILL CONTINUE FOR AN UNLIMITED PERIOD OF TIME UNLESS YOU INSTRUCT US OTHERWISE. YOU CAN REQUEST MULTIPLE COPIES OF THESE DOCUMENTS BY CALLING (800) 350-6414, 8:00 A.M. TO 8:00 P.M., ET. ONCE OUR CUSTOMER SERVICE CENTER HAS RECEIVED YOUR INSTRUCTIONS, WE WILL BEGIN SENDING INDIVIDUAL COPIES FOR EACH ACCOUNT WITHIN 30 DAYS.

PERFORMANCE SUMMARY

[CHART]

PERFORMANCE OF $10,000 INVESTMENT--CLASS A AND CLASS D

($ IN THOUSANDS)

                                                CSFB                LEHMAN BROTHERS U.S.          LIPPER HIGH CURRENT
                CLASS A++   CLASS D++   HIGH YIELD INDEX(1)   CORPORATE HIGH YIELD INDEX(2)   YIELD BOND FUNDS INDEX(3)
Aug-1995        $   9,575   $  10,000        $  10,000                  $  10,000                      $  10,000
Aug-1996        $  10,608   $  11,107        $  11,015                  $  10,965                      $  11,062
Aug-1997        $  12,171   $  12,774        $  12,714                  $  12,629                      $  12,784
Aug-1998        $  12,220   $  12,855        $  12,899                  $  13,012                      $  12,954
Aug-1999        $  12,400   $  13,069        $  13,511                  $  13,546                      $  13,659
Aug-2000        $  11,299   $  11,934        $  13,791                  $  13,699                      $  13,747
Aug-2001        $   7,113   $   7,524        $  13,865                  $  13,730                      $  12,712
Aug-2002        $   5,569   $   5,910        $  13,528                  $  12,680                      $  11,597
Aug-2003        $   6,676   $   7,140        $  16,653                  $  15,832                      $  14,124
Aug-2004        $   7,705   $   8,206        $  19,096                  $  18,045                      $  15,927
Aug-2005        $   8,232   $   8,783        $  20,812                  $  19,731                      $  17,367

AVERAGE ANNUAL TOTAL RETURNS--PERIOD ENDED AUGUST 31, 2005

                                         CLASS A SHARES*      CLASS B SHARES**     CLASS C SHARES+      CLASS D SHARES^
                                         (SINCE 09/26/79)     (SINCE 07/28/97)     (SINCE 07/28/97)     (SINCE 09/26/79)
  SYMBOL                                           HYLAX                HYLBX                HYLCX                HYLDX
  1 YEAR                                            6.84%(4)             5.68%(4)             5.58%(4)             7.04%(4)
                                                    2.30(5)              0.74(5)              4.59(5)                --
  5 YEARS                                          (6.14)(4)            (6.78)(4)            (6.78)(4)            (5.95)(4)
                                                   (6.95)(5)            (6.99)(5)            (6.78)(5)              --
  10 YEARS                                         (1.50)(4)               --                   --                (1.29)(4)
                                                   (1.93)(5)               --                   --                   --
  SINCE INCEPTION                                   5.03(4)             (5.25)(4)            (5.29)(4)             5.28(4)
                                                    4.86(5)             (5.25)(5)            (5.29)(5)               --

Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. For most recent month-end performance figures, please visit www.morganstanley.com or speak with your Financial Advisor. Investment returns and principal value will fluctuate and fund shares, when redeemed, may be worth more or less than their original cost. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance for Class A, Class B, Class C, and Class D shares will vary due to differences in sales charges and expenses.

PRIOR TO JULY 28, 1997 THE FUND OFFERED ONLY ONE CLASS OF SHARES. BECAUSE THE DISTRIBUTION ARRANGEMENT FOR CLASS A MOST CLOSELY RESEMBLED THE DISTRIBUTION ARRANGEMENT APPLICABLE PRIOR TO THE IMPLEMENTATION OF MULTIPLE CLASSES (I.E., CLASS A IS SOLD WITH A FRONT-END SALES CHARGE), HISTORICAL PERFORMANCE INFORMATION HAS BEEN RESTATED TO REFLECT THE ACTUAL MAXIMUM SALES CHARGE APPLICABLE TO CLASS A (I.E., 4.25%) AS COMPARED TO THE 5.50% SALES CHARGE IN EFFECT PRIOR TO JULY 28, 1997. IN ADDITION, CLASS A SHARES ARE NOW SUBJECT TO AN ONGOING 12b-1 FEE WHICH IS REFLECTED IN THE RESTATED PERFORMANCE FOR THAT CLASS. BECAUSE ALL SHARES OF THE FUND HELD PRIOR TO JULY 28, 1997 WERE DESIGNATED CLASS D SHARES, THE FUND'S HISTORICAL PERFORMANCE HAS BEEN RESTATED TO REFLECT THE ABSENCE OF ANY SALES CHARGE.

*    THE MAXIMUM FRONT-END SALES CHARGE FOR CLASS A IS 4.25%.

** THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE (CDSC) FOR CLASS B IS 5.0%. THE CDSC DECLINES TO 0% AFTER SIX YEARS.

+ THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE FOR CLASS C IS 1% FOR SHARES REDEEMED WITHIN ONE YEAR OF PURCHASE.

++   CLASS D HAS NO SALES CHARGE.

(1) THE CSFB HIGH YIELD INDEX IS DESIGNED TO MIRROR THE INVESTIBLE UNIVERSE OF THE US DOLLAR DENOMINATED HIGH YIELD DEBT MARKET. INDEXES ARE UNMANAGED AND THEIR RETURNS DO NOT INCLUDE ANY SALES CHARGES OR FEES. SUCH COSTS WOULD LOWER PERFORMANCE. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX. THE FUND'S BENCHMARK IS BEING CHANGED FROM THE LEHMAN BROTHERS U.S. CORPORATE HIGH YIELD INDEX TO THE CSFB HIGH YIELD INDEX TO MORE ACCURATELY REFLECT THE FUND'S INVESTIBLE UNIVERSE.

(2) THE LEHMAN BROTHERS U.S. CORPORATE HIGH YIELD INDEX TRACKS THE PERFORMANCE OF ALL BELOW INVESTMENT-GRADE SECURITIES WHICH HAVE AT LEAST $100 MILLION IN OUTSTANDING ISSUANCE, A MATURITY GREATER THAN ONE YEAR, AND ARE ISSUED IN FIXED-RATE U.S. DOLLAR DENOMINATIONS. INDEXES ARE UNMANAGED AND THEIR RETURNS DO NOT INCLUDE ANY SALES CHARGES OR FEES. SUCH COSTS WOULD LOWER PERFORMANCE. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.

(3) THE LIPPER HIGH CURRENT YIELD BOND FUNDS INDEX IS AN EQUALLY WEIGHTED PERFORMANCE INDEX OF THE LARGEST QUALIFYING FUNDS (BASED ON NET ASSETS) IN THE LIPPER HIGH CURRENT YIELD BOND FUNDS CLASSIFICATION. THE INDEX, WHICH IS ADJUSTED FOR CAPITAL GAINS DISTRIBUTIONS AND INCOME DIVIDENDS, IS UNMANAGED AND SHOULD NOT BE CONSIDERED AN INVESTMENT. THERE ARE CURRENTLY 30 FUNDS REPRESENTED IN THIS INDEX.

(4) FIGURE SHOWN ASSUMES REINVESTMENT OF ALL DISTRIBUTIONS AND DOES NOT REFLECT THE DEDUCTION OF ANY SALES CHARGES.

(5) FIGURE SHOWN ASSUMES REINVESTMENT OF ALL DISTRIBUTIONS AND THE DEDUCTION OF THE MAXIMUM APPLICABLE SALES CHARGE. SEE THE FUND'S CURRENT PROSPECTUS FOR COMPLETE DETAILS ON FEES AND SALES CHARGES.

^    ENDING VALUE ASSUMING A COMPLETE REDEMPTION ON AUGUST 31, 2005.

EXPENSE EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees; and (2) ongoing costs, including advisory fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 03/01/05 - 08/31/05.

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs, and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                             BEGINNING          ENDING           EXPENSES PAID
                                                           ACCOUNT VALUE     ACCOUNT VALUE      DURING PERIOD *
                                                           -------------     -------------      ---------------
                                                                                                   03/01/05 -
                                                              03/01/05         08/31/05             08/31/05
                                                           -------------     -------------      ---------------
CLASS A
Actual (0.75% return)                                       $  1,000.00       $  1,007.50          $     5.62
Hypothetical (5% annual return before expenses)             $  1,000.00       $  1,019.61          $     5.65

CLASS B
Actual (-0.13% return)                                      $  1,000.00       $    998.70          $     8.36
Hypothetical (5% annual return before expenses)             $  1,000.00       $  1,016.84          $     8.44

CLASS C
Actual (0.39% return)                                       $  1,000.00       $  1,003.90          $     8.74
Hypothetical (5% annual return before expenses)             $  1,000.00       $  1,016.48          $     8.79

CLASS D
Actual (0.81% return)                                       $  1,000.00       $  1,008.10          $     4.61
Hypothetical (5% annual return before expenses)             $  1,000.00       $  1,020.62          $     4.63

----------
  * EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSE RATIO OF 1.11%, 1.66%, 1.73% AND 0.91% FOR CLASS A, CLASS B, CLASS C AND CLASS D SHARES, RESPECTIVELY, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 184/365 (TO REFLECT THE ONE-HALF YEAR PERIOD).

INVESTMENT ADVISORY AGREEMENT APPROVAL

NATURE, EXTENT AND QUALITY OF SERVICES

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Investment Adviser under the Advisory Agreement, including portfolio management, investment research and fixed income securities trading. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Fund's Administrator under the Administration Agreement, including accounting, clerical, bookkeeping, compliance, business management and planning, and the provision of supplies, office space and utilities. (The Investment Adviser and the Administrator together are referred to as the "Adviser" and the Advisory and Administration Agreements together are referred to as the "Management Agreement.") The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as reported to the Board by Lipper Inc. ("Lipper").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the administrative and investment advisory services to the Fund. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Fund. The Board also concluded that the overall quality of the advisory and administrative services was satisfactory.

PERFORMANCE RELATIVE TO COMPARABLE FUNDS MANAGED BY OTHER ADVISERS

The Board reviewed the Fund's performance for the one-, three- and five-year periods ended November 30, 2004, as shown in reports provided by Lipper (the "Lipper Reports"), compared to the performance of comparable funds selected by Lipper (the "performance peer group"), and noted that the Fund's performance was lower than its performance peer group average for all three periods. The Board discussed with the Adviser possible steps to improve performance. The Adviser informed the Board that, in an effort to try to improve performance, the Adviser appointed a new co-head of the Fund's investment team in early 2004, has tightened the investment process and implemented additional risk controls. The Board considered that relative performance had improved in the most recent one-year period and concluded that the actions taken by the Adviser were reasonably designed to improve performance.

FEES RELATIVE TO OTHER FUNDS MANAGED BY THE ADVISER WITH COMPARABLE INVESTMENT STRATEGIES

The Board reviewed the advisory and administrative fees (together, the "management fee") paid by the Fund under the Management Agreement. The Board noted that the rate was comparable to the management fee rates charged by the Adviser to any other funds it manages with investment strategies comparable to those of the Fund.

FEES AND EXPENSES RELATIVE TO COMPARABLE FUNDS MANAGED BY OTHER ADVISERS

The Board reviewed the advisory and administrative fees (together, the "management fee") paid by the Fund under the Management Agreement and the total expense ratio of the Fund. The Board noted that: (i) the Fund's management fee rate was lower than the average management fee rate for funds, selected by Lipper (the "expense peer group"), managed by other advisers with investment strategies comparable to those of the Fund, as shown in the Lipper Report for the Fund; and (ii) the Fund's total expense ratio was also lower than the average total expense ratio of the funds included in the Fund's expense peer group. The Board concluded that the Fund's management fee and total expense ratio were competitive with its expense peer group.

BREAKPOINTS AND ECONOMIES OF SCALE

The Board reviewed the structure of the Fund's management fee schedule under the Management Agreement and noted that it includes breakpoints. The Board also reviewed the level of the Fund's management fee and noted that the fee, as a percentage of the Fund's net assets, would decrease as net assets increase because the management fee includes breakpoints. The Board concluded that the Fund's management fee would reflect economies of scale as assets increase.

PROFITABILITY OF ADVISER AND AFFILIATES

The Board considered and reviewed information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last two years from their relationship with the Fund and the Morgan Stanley Fund Complex and reviewed with the Controller of the Adviser the cost allocation methodology used to determine the Adviser's profitability. Based on their review of the information they received, the Board concluded that the profits earned by the Adviser and its affiliates were not excessive in light of the advisory, administrative and other services provided to the Fund.

FALL-OUT BENEFITS

The Board considered so-called "fall-out benefits" derived by the Adviser and its affiliates from their relationship with the Fund and the Morgan Stanley Fund Complex, such as "float" benefits derived from handling of checks for purchases and redemptions of Fund shares through a broker-dealer affiliate of the Adviser. The Board also considered that a broker-dealer affiliate of the Adviser receives from the Fund 12b-1 fees for distribution and shareholder services. The Board concluded that the float benefits were relatively small and that the 12b-1 fees were competitive with those of other broker-dealer affiliates of investment advisers.

SOFT DOLLAR BENEFITS

The Board considered whether the Adviser realizes any benefits from commissions paid to brokers who execute securities transactions for the Fund ("soft dollars"). The Board noted that the Fund invests only in fixed income securities, which do not generate soft dollars.

ADVISER FINANCIALLY SOUND AND FINANCIALLY CAPABLE OF MEETING THE FUND'S NEEDS

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board noted that the Adviser's operations remain profitable, although increased expenses in recent years have reduced the Adviser's profitability. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement.

HISTORICAL RELATIONSHIP BETWEEN THE FUND AND THE ADVISER

The Board also reviewed and considered the historical relationship between the Fund and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Fund's operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that it is beneficial for the Fund to continue its relationship with the Adviser.

OTHER FACTORS AND CURRENT TRENDS

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Fund's business.

GENERAL CONCLUSION

After considering and weighing all of the above factors, the Board concluded it would be in the best interest of the Fund and its shareholders to approve renewal of the Management Agreement for another year.

MORGAN STANLEY HIGH YIELD SECURITIES INC.

PORTFOLIO OF INVESTMENTS - AUGUST 31, 2005

PRINCIPAL
AMOUNT IN                                                          COUPON        MATURITY
THOUSANDS                                                           RATE           DATE          VALUE
----------------------------------------------------------------------------------------------------------
              CORPORATE BONDS (94.5%)
              AEROSPACE & DEFENSE (1.0%)
$   4,070     K&F Acquisition Inc.                                  7.75%        11/15/14    $   4,181,925
                                                                                             -------------
              ALTERNATIVE POWER GENERATION (0.8%)
    3,558     Ormat Funding Corp.                                   8.25         12/30/20        3,611,714
                                                                                             -------------
              ALUMINUM (1.0%)
    4,175     Novelis, Inc. - 144A*                                 7.25         02/15/15        4,206,313
                                                                                             -------------
              APPAREL/FOOTWEAR (2.0%)
    1,970     Brown Shoe Co., Inc.                                  8.75         05/01/12        2,112,825
    4,730     Levi Strauss & Co.                                   8.254**       04/01/12        4,777,300
    1,650     Oxford Industries, Inc.                              8.875         06/01/11        1,777,875
                                                                                             -------------
                                                                                                 8,668,000
                                                                                             -------------
              AUTO PARTS: O.E.M. (1.9%)
    1,020     ArvinMeritor, Inc.                                    8.75         03/01/12        1,063,350
    1,730     Lear Corp. (Series B)                                 8.11         05/15/09        1,804,399
    1,270     Meritor Automotive Inc.                               6.80         02/15/09        1,257,300
    3,540     TRW Automotive, Inc.                                 9.375         02/15/13        3,947,100
                                                                                             -------------
                                                                                                 8,072,149
                                                                                             -------------
              BROADCASTING (1.1%)
    4,391     Canwest Media Inc.                                    8.00         09/15/12        4,631,985
                                                                                             -------------
              BUILDING PRODUCTS (2.1%)
      865     Interface Inc.                                        7.30         04/01/08          886,625
    3,575     Interface Inc.                                        9.50         02/01/14        3,664,375
    4,050     Nortek Inc.                                           8.50         09/01/14        3,958,875
      550     PLY Gem Industries, Inc.                              9.00         02/15/12          495,000
                                                                                             -------------
                                                                                                 9,004,875
                                                                                             -------------
              CABLE/SATELLITE TV (5.0%)
    3,415     Cablevision Systems Corp. (Series B)                  7.89**       04/01/09        3,543,062
    1,740     Charter Communications Holdings LLC                  10.75         10/01/09        1,487,700
    1,445     Charter Communications Holdings/Charter Capital      11.75~~       05/15/11          986,212
    1,340     Charter Communications Holdings/Charter Capital      13.50~~       01/15/11        1,065,300
      285     Intelsat Bermuda Ltd. - 144A*                         8.25         01/15/13          291,412
    2,760     Intelsat Bermuda Ltd. - 144A*                        8.625         01/15/15        2,877,300
    2,065     Intelsat Bermuda Ltd. - 144A*                        8.695**       01/15/12        2,111,462
    4,515     Kabel Deutschland - 144A* (Germany)                 10.625         07/01/14        5,068,088
    1,780     Renaissance Media Group LLC                          10.00         04/15/08        1,773,325
    3,045     Telenet Group Holding NV - 144A* (Belgium)           11.50~~       06/15/14        2,474,063
                                                                                             -------------
                                                                                                21,677,924
                                                                                             -------------

                       SEE NOTES TO FINANCIAL STATEMENTS

PRINCIPAL
AMOUNT IN                                                          COUPON        MATURITY
THOUSANDS                                                           RATE           DATE          VALUE
----------------------------------------------------------------------------------------------------------
              CASINO/GAMING (3.4%)
$  27,175     Aladdin Gaming Holdings/Capital Corp.
               LLC (Series B) (b) (f)                              13.50%        03/01/10    $           0
    3,755     Isle of Capri Casinos                                 7.00         03/01/14        3,708,062
    2,085     Las Vegas Sands Corp.                                6.375         02/15/15        2,022,450
    5,255     MGM Mirage Inc.                                       6.00         10/01/09        5,261,569
   27,634     Resort At Summerlin LP/Ras Co. (Series B)(a)(b)(f)   13.00         12/15/07                0
    3,695     Station Casinos, Inc.                                 6.00         04/01/12        3,741,188
      265     Station Casinos, Inc. - 144A*                        6.875         03/01/16          273,613
                                                                                             -------------
                                                                                                15,006,882
                                                                                             -------------
              CHEMICALS: MAJOR DIVERSIFIED (0.4%)
    1,575     Huntsman Advanced Materials Corp.                    11.00         07/15/10        1,795,500
                                                                                             -------------
              CHEMICALS: SPECIALTY (6.8%)
    3,000     Equistar Chemical Funding                           10.125         09/01/08        3,300,000
    2,400     Innophos Inc. - 144A*                                8.875         08/15/14        2,481,000
    1,253     Innophos Inc. - 144A*                                11.79~**      02/15/15        1,196,377
      945     ISP Chemco                                           10.25         07/01/11        1,024,144
    3,030     ISP Holdings Inc. (Series B)                        10.625         12/15/09        3,226,950
    1,135     Koppers Industry Inc.                                9.875         10/15/13        1,265,525
      775     Millennium America, Inc.                              7.00         11/15/06          797,281
    2,425     Millennium America, Inc.                              9.25         06/15/08        2,625,063
    1,140     Nalco Co.                                             7.75         11/15/11        1,199,850
    4,235     Nalco Co.                                            8.875         11/15/13        4,579,094
    3,855     Rhodia SA (France)                                   8.875         06/01/11        3,777,900
    3,815     Rockwood Specialties, Inc.                          10.625         05/15/11        4,215,575
                                                                                             -------------
                                                                                                29,688,759
                                                                                             -------------
              COAL (0.2%)
      930     Foundation PA Coal Co.                                7.25         08/01/14          982,312
                                                                                             -------------
              CONSTRUCTION MATERIALS (0.3%)
    1,485     RMCC Acquisition Co. - 144A*                          9.50         11/01/12        1,507,275
                                                                                             -------------
              CONSUMER SUNDRIES (0.4%)
    1,985     Amscan Holdings, Inc.                                 8.75         05/01/14        1,900,637
                                                                                             -------------
              CONTAINERS/PACKAGING (3.4%)
    2,185     Graham Packaging Company Inc.                         8.50         10/15/12        2,261,475
    2,255     Graham Packaging Company Inc.                        9.875         10/15/14        2,345,200
    3,200     Graphic Packaging International Corp.                 9.50         08/15/13        3,296,000
      850     Owens-Brockway Glass Containers Corp.                 8.75         11/15/12          930,750
    1,765     Owens-Illinois Inc.                                   7.35         05/15/08        1,831,188
    2,105     Owens-Illinois Inc.                                   7.50         05/15/10        2,189,200

                        SEE NOTES TO FINANCIAL STATEMENTS

PRINCIPAL
AMOUNT IN                                                          COUPON        MATURITY
THOUSANDS                                                           RATE           DATE          VALUE
----------------------------------------------------------------------------------------------------------
$   1,155     Pliant Corp. (Issued 04/10/02)                       13.00%        06/01/10    $     837,375
    1,530     Pliant Corp. (Issued 05/31/00)                       13.00         06/01/10        1,109,250
                                                                                             -------------
                                                                                                14,800,438
                                                                                             -------------
              DATA PROCESSING SERVICES (0.5%)
      185     Sungard Data Systems Inc. - 144A*                    8.525**       08/15/13          192,400
    1,965     Sungard Data Systems Inc. - 144A*                    9.125         08/15/13        2,073,075
                                                                                             -------------
                                                                                                 2,265,475
                                                                                             -------------
              DRUGSTORE CHAINS (0.9%)
    1,005     Jean Coutu Group PJC Inc. (Canada)                   7.625         08/01/12        1,052,737
    1,310     Jean Coutu Group PJC Inc. (Canada)                    8.50         08/01/14        1,349,300
    1,615     Rite Aid Corp.                                       8.125         05/01/10        1,651,338
                                                                                             -------------
                                                                                                 4,053,375
                                                                                             -------------
              ELECTRIC UTILITIES (5.9%)
    1,330     AES Corp. (The)                                       7.75         03/01/14        1,451,362
      377     AES Corp. (The)                                      8.875         02/15/11          419,412
      537     AES Corp. (The)                                      9.375         09/15/10          605,467
    1,100     AES Corp. (The) - 144A*                               9.00         05/15/15        1,221,000
    3,385     CMS Energy Corp.                                      7.50         01/15/09        3,588,100
    1,040     IPALCO Enterprises, Inc.                             8.625**       11/14/11        1,175,200
    3,160     Monongahela Power Co.                                 5.00         10/01/06        3,185,776
    3,235     MSW Energy Holdings/Finance                          7.375         09/01/10        3,380,575
      695     MSW Energy Holdings/Finance                           8.50         09/01/10          750,600
    1,940     Nevada Power Co.                                      8.25         06/01/11        2,197,050
    2,044     Nevada Power Co.                                      9.00         08/15/13        2,304,610
    3,320     PSEG Energy Holdings Inc.                            8.625         02/15/08        3,519,200
    2,005     Reliant Energy, Inc.                                  6.75         12/15/14        1,984,950
                                                                                             -------------
                                                                                                25,783,302
                                                                                             -------------
              ELECTRICAL PRODUCTS (1.0%)
    3,485     Rayovac Corp.                                         8.50         10/01/13        3,606,975
      860     Spectrum Brands, Inc.                                7.375         02/01/15          832,050
                                                                                             -------------
                                                                                                 4,439,025
                                                                                             -------------
              ELECTRONIC COMPONENTS (0.7%)
    3,025     Sanmina-SCI Corp.                                     6.75         03/01/13        2,904,000
                                                                                             -------------
              ENVIRONMENTAL SERVICES (1.1%)
    1,515     Allied Waste North America, Inc.                     6.375         04/15/11        1,467,656
    1,515     Allied Waste North America, Inc.                      6.50         11/15/10        1,496,062
    1,546     Allied Waste North America, Inc.                      9.25         09/01/12        1,696,735
                                                                                             -------------
                                                                                                 4,660,453
                                                                                             -------------

                       SEE NOTES TO FINANCIAL STATEMENTS

PRINCIPAL
AMOUNT IN                                                          COUPON        MATURITY
THOUSANDS                                                           RATE           DATE          VALUE
----------------------------------------------------------------------------------------------------------
              FINANCE/RENTAL/LEASING (1.5%)
$   2,250     Ford Motor Credit Corp.                              5.625%        10/01/08    $   2,165,366
    2,360     Ford Motor Credit Corp.                               5.80         01/12/09        2,260,139
      575     Hertz Corp.                                           7.40         03/01/11          569,657
    1,715     Hertz Corp.                                          7.625         06/01/12        1,702,059
                                                                                             -------------
                                                                                                 6,697,221
                                                                                             -------------
              FINANCIAL CONGLOMERATES (1.0%)
    2,535     General Motors Acceptance Corp.                      4.375         12/10/07        2,412,169
    1,535     General Motors Acceptance Corp.                      6.875         09/15/11        1,455,367
      515     General Motors Acceptance Corp.                      6.875         08/28/12          484,789
                                                                                             -------------
                                                                                                 4,352,325
                                                                                             -------------
              FOOD RETAIL (0.4%)
    1,389     CA FM Lease Trust - 144A*                             8.50         07/15/17        1,572,699
                                                                                             -------------
              FOOD: MEAT/FISH/DAIRY (2.6%)
    1,995     Michael Foods Inc. (Series B)                         8.00         11/15/13        2,059,838
    1,770     Pilgrim's Pride Corp.                                 9.25         11/15/13        1,964,700
    2,730     Pilgrim's Pride Corp.                                9.625         09/15/11        2,968,875
    4,375     Smithfield Foods Inc.                                 7.00         08/01/11        4,528,125
                                                                                             -------------
                                                                                                11,521,538
                                                                                             -------------
              FOREST PRODUCTS (0.6%)
      695     Tembec Industries Inc. (Canada)                       7.75         03/15/12          517,775
    2,500     Tembec Industries Inc. (Canada)                       8.50         02/01/11        1,931,250
                                                                                             -------------
                                                                                                 2,449,025
                                                                                             -------------
              GAS DISTRIBUTORS (0.9%)
      850     Dynegy Holdings, Inc.                                6.875         04/01/11          845,750
    2,190     Dynegy Holdings, Inc. - 144A*                        9.875         07/15/10        2,398,050
      730     Northwest Pipeline Corp.                             8.125         03/01/10          786,575
                                                                                             -------------
                                                                                                 4,030,375
                                                                                             -------------
              HOME BUILDING (1.0%)
      290     Tech Olympic USA, Inc.                                7.50         01/15/15          270,425
    1,850     Tech Olympic USA, Inc.                                9.00         07/01/10        1,935,563
    2,100     Tech Olympic USA, Inc.                              10.375         07/01/12        2,252,250
                                                                                             -------------
                                                                                                 4,458,238
                                                                                             -------------
              HOME FURNISHINGS (0.3%)
    1,235     Tempur-Pedic Inc.                                    10.25         08/15/10        1,380,113
                                                                                             -------------
              HOSPITAL/NURSING MANAGEMENT (1.9%)
    2,055     Community Health System Inc.                          6.50         12/15/12        2,088,394
      880     HCA, Inc.                                             6.30         10/01/12          903,086

                       SEE NOTES TO FINANCIAL STATEMENTS

PRINCIPAL
AMOUNT IN                                                          COUPON        MATURITY
THOUSANDS                                                           RATE           DATE          VALUE
----------------------------------------------------------------------------------------------------------
$      80     HCA, Inc.                                             8.75%        09/01/10    $      90,624
    2,680     Medcath Holdings Corp.                               9.875         07/15/12        2,988,200
      800     Tenet Healthcare Corp.                               7.375         02/01/13          784,000
    1,150     Tenet Healthcare Corp.                               9.875         07/01/14        1,230,500
                                                                                             -------------
                                                                                                 8,084,804
                                                                                             -------------
              HOTELS/RESORTS/CRUISELINES (0.3%)
    1,140     Starwood Hotels & Resorts Worldwide, Inc.            7.875         05/01/12        1,268,250
                                                                                             -------------
              INDUSTRIAL MACHINERY (1.3%)
    1,111     Flowserve Corp.                                      12.25         08/15/10        1,187,259
      875     Goodman Global Holding Company, Inc. - 144A*          6.41**       06/15/12          875,000
    3,585     Goodman Global Holding Company, Inc. - 144A*         7.875         12/15/12        3,405,750
                                                                                             -------------
                                                                                                 5,468,009
                                                                                             -------------
              INDUSTRIAL SPECIALTIES (1.7%)
    4,010     Johnsondiversy, Inc.                                 9.625         05/15/12        4,120,275
    3,070     UCAR Finance, Inc.                                   10.25         02/15/12        3,300,250
                                                                                             -------------
                                                                                                 7,420,525
                                                                                             -------------
              INVESTMENT BANKS/BROKERS (1.1%)
    4,535     Refco Finance Holdings                                9.00         08/01/12        4,965,825
                                                                                             -------------
              INVESTMENT MANAGERS (0.4%)
    1,845     JSG Funding PLC (Ireland)                            9.625         10/01/12        1,895,738
                                                                                             -------------
              MEDICAL DISTRIBUTORS (0.6%)
      220     AmerisourceBergen Corp.                               7.25         11/15/12          255,750
    2,185     AmerisourceBergen Corp.                              8.125         09/01/08        2,403,500
                                                                                             -------------
                                                                                                 2,659,250
                                                                                             -------------
              MEDICAL SPECIALTIES (0.5%)
      715     Fisher Scientific International, Inc.                 6.75         08/15/14          748,962
    1,235     Fisher Scientific International, Inc. - 144A*        6.125         07/01/15        1,241,175
                                                                                             -------------
                                                                                                 1,990,137
                                                                                             -------------
              MEDICAL/NURSING SERVICES (1.6%)
    2,020     DaVita Inc. - 144A*                                  6.625         03/15/13        2,060,400
    4,000     Fresenius Medical Care Capital Trust                 7.875         06/15/11        4,300,000
      665     National Nephrology Assoc. Inc. - 144A*               9.00         11/01/11          744,800
                                                                                             -------------
                                                                                                 7,105,200
                                                                                             -------------

                        SEE NOTES TO FINANCIAL STATEMENTS

PRINCIPAL
AMOUNT IN                                                          COUPON        MATURITY
THOUSANDS                                                           RATE           DATE          VALUE
----------------------------------------------------------------------------------------------------------
              METAL FABRICATIONS (1.4%)
$   1,680     General Cable Corp.                                   9.50%        11/15/10    $   1,789,200
    2,385     Hexcell Corp.                                         6.75         02/01/15        2,402,887
    2,400     Trimas Corp.                                         9.875         06/15/12        2,064,000
                                                                                             -------------
                                                                                                 6,256,087
                                                                                             -------------
              MISCELLANEOUS COMMERCIAL SERVICES (1.5%)
      875     Advanstar Communications, Inc.                       10.75         08/15/10          994,219
    2,471     Iron Mountain Inc.                                    7.75         01/15/15        2,542,041
    2,800     Iron Mountain Inc.                                   8.625         04/01/13        2,957,500
                                                                                             -------------
                                                                                                 6,493,760
                                                                                             -------------
              MISCELLANEOUS MANUFACTURING (1.4%)
    6,910     Associated Materials Inc.                            11.25~~       03/01/14        4,076,900
    2,120     Propex Fabrics Inc.                                  10.00         12/01/12        2,056,400
                                                                                             -------------
                                                                                                 6,133,300
                                                                                             -------------
              MOVIES/ENTERTAINMENT (0.4%)
    1,800     AMC Entertainment Inc.                                8.04**       08/15/10        1,869,750
                                                                                             -------------
              OIL & GAS PIPELINES (3.0%)
    4,275     El Paso Production Holdings                           7.75         06/01/13        4,542,187
    2,525     Pacific Energy Partners/Finance                      7.125         06/15/14        2,657,563
    1,435     Southern Natural Gas                                 8.875         03/15/10        1,572,697
    3,815     Williams Companies, Inc. (The)                       7.875         09/01/21        4,320,488
                                                                                             -------------
                                                                                                13,092,935
                                                                                             -------------
              OIL & GAS PRODUCTION (2.8%)
    3,560     Chesapeake Energy Corp.                               7.50         09/15/13        3,844,800
    3,710     Hilcorp Energy/Finance - 144A*                       10.50         09/01/10        4,136,650
    1,400     Magnum Hunter Resources, Inc.                         9.60         03/15/12        1,547,000
    2,400     Vintage Petroleum, Inc.                              7.875         05/15/11        2,520,000
                                                                                             -------------
                                                                                                12,048,450
                                                                                             -------------
              OIL REFINING/MARKETING (2.0%)
    3,455     CITGO Petroleum Corp.                                 6.00         10/15/11        3,472,275
    3,000     Husky Oil Ltd.                                        8.90         08/15/28        3,302,544
    1,815     Tesoro Petroleum Corp.                               9.625         04/01/12        2,019,188
                                                                                             -------------
                                                                                                 8,794,007
                                                                                             -------------
              OILFIELD SERVICES/EQUIPMENT (1.4%)
    1,040     CIE Generale de Geophysique SA - 144A*                7.50         05/15/15        1,102,400
      625     Hanover Compressor Co.                               8.625         12/15/10          675,000

                       SEE NOTES TO FINANCIAL STATEMENTS

PRINCIPAL
AMOUNT IN                                                          COUPON        MATURITY
THOUSANDS                                                           RATE           DATE          VALUE
----------------------------------------------------------------------------------------------------------
$     575     Hanover Compressor Co.                                9.00%        06/01/14    $     636,812
    1,715     Hanover Equipment Trust 2001 A (Series A)             8.50         09/01/08        1,796,462
    1,655     Hanover Equipment Trust 2001 B (Series B)             8.75         09/01/11        1,783,262
                                                                                             -------------
                                                                                                 5,993,936
                                                                                             -------------
              OTHER METALS/MINERALS (0.0%)
    3,750     Murrin Holdings Property Ltd. (Australia) (b) (f)    9.375         08/31/07                0
                                                                                             -------------
              OTHER TRANSPORTATION (1.0%)
    2,695     CHC Helicopter Corp.                                 7.375         05/01/14        2,752,269
    1,670     CHC Helicopter Corp. - 144A*                         7.375         05/01/14        1,705,487
                                                                                             -------------
                                                                                                 4,457,756
                                                                                             -------------
              PHARMACEUTICALS: MAJOR (1.2%)
    1,850     VWR International Inc.                               6.875         04/15/12        1,854,625
      920     VWR International Inc.                                8.00         04/15/14          917,700
    2,525     Warner Chilcott Corp. - 144A*                         8.75         02/01/15        2,512,375
                                                                                             -------------
                                                                                                 5,284,700
                                                                                             -------------
              PUBLISHING: BOOKS/MAGAZINES (2.9%)
    1,756     Dex Media East/Finance                              12.125         11/15/12        2,085,250
    2,741     Dex Media West/Finance                               9.875         08/15/13        3,114,461
    1,065     Houghton Mifflin Co.                                  8.25         02/01/11        1,116,919
    2,540     Houghton Mifflin Co.                                 9.875         02/01/13        2,755,900
    3,355     PRIMEDIA, Inc.                                       8.875         05/15/11        3,531,138
                                                                                             -------------
                                                                                                12,603,668
                                                                                             -------------
              PULP & PAPER (1.6%)
    3,255     Abitibi-Consolidated Inc. (Canada)                    6.00         06/20/13        2,937,637
    3,550     Georgia-Pacific Corp.                                8.875         02/01/10        3,993,750
                                                                                             -------------
                                                                                                 6,931,387
                                                                                             -------------
              REAL ESTATE INVESTMENT TRUSTS (0.9%)
      380     HMH Properties, Inc. (Series B)                      7.875         08/01/08          387,125
    3,345     Host Marriott LP                                     6.375         03/15/15        3,332,456
                                                                                             -------------
                                                                                                 3,719,581
                                                                                             -------------
              SPECIALTY STORES (1.9%)
    2,075     General Nutrition Centers Inc.                        8.50         12/01/10        1,846,750
    2,620     Petro Stopping Centers LP/Petro Financial Corp.       9.00         02/15/12        2,685,500
    3,515     Sonic Automotive, Inc.                               8.625         08/15/13        3,638,025
                                                                                             -------------
                                                                                                 8,170,275
                                                                                             -------------

                        SEE NOTES TO FINANCIAL STATEMENTS

PRINCIPAL
AMOUNT IN                                                          COUPON        MATURITY
THOUSANDS                                                           RATE           DATE          VALUE
----------------------------------------------------------------------------------------------------------
              SPECIALTY TELECOMMUNICATIONS (4.5%)
$   2,070     American Tower Corp.                                  7.125%       10/15/12    $   2,178,675
    2,070     American Tower Corp.                                  7.50         05/01/12        2,199,375
      467     Panamsat Corp.                                        9.00         08/15/14          493,853
    4,690     Panamsat Holding Corp.                              10.375~~       11/01/14        3,247,825
    3,250     Qwest Communications International                    7.29**       02/15/09        3,250,000
    5,900     Qwest Services Corp.                                 13.50**       12/15/10        6,829,250
      820     Qwest Services Corp.                                 14.00**       12/15/14        1,008,600
      400     U.S. West Communications Corp.                       5.625         11/15/08          397,000
                                                                                             -------------
                                                                                                19,604,578
                                                                                             -------------
              STEEL (0.9%)
    3,570     Amsted Industries Inc. - 144A*                       10.25         10/15/11        3,944,850
                                                                                             -------------
              TELECOMMUNICATION EQUIPMENT (0.5%)
    2,170     Nortel Networks Ltd.                                 6.125         02/15/06        2,186,275
                                                                                             -------------
              TELECOMMUNICATIONS (0.9%)
    3,440     Axtel SA (Mexico)                                    11.00         12/15/13        3,818,400
    6,501     Exodus Communications, Inc. (a) (b) (f)             11.625         07/15/10                0
   28,549     Rhythms Netconnections, Inc. (a) (b) (f)             12.75         04/15/09                0
    4,309     Rhythms Netconnections, Inc. (a) (b) (f)             14.00         02/15/10                0
   13,439     Rhythms Netconnections, Inc. (Series B) (a) (b) (f)  13.50         05/15/08                0
                                                                                             -------------
                                                                                                 3,818,400
                                                                                             -------------
              TOBACCO (0.3%)
    1,100     RJ Reynolds Tobacco Holdings - 144A*                  6.50         07/15/10        1,105,500
                                                                                             -------------
              TRUCKS/CONSTRUCTION/FARM MACHINERY (1.6%)
    2,939     Manitowoc Inc. (The)                                 10.50         08/01/12        3,335,765
    3,370     NMHG Holding Co.                                     10.00         05/15/09        3,622,750
                                                                                             -------------
                                                                                                 6,958,515
                                                                                             -------------
              WHOLESALE DISTRIBUTORS (1.7%)
    3,450     Buhrmann US, Inc.                                     8.25         07/01/14        3,562,125
      995     Buhrmann US, Inc. - 144A*                            7.875         03/01/15        1,012,412
    3,070     Nebraska Book Company, Inc.                          8.625         03/15/12        2,970,225
                                                                                             -------------
                                                                                                 7,544,762
                                                                                             -------------
              WIRELESS TELECOMMUNICATIONS (3.1%)
    1,850     Rogers Wireless Communications Inc.                   7.50         03/15/15        2,032,688
    1,920     Rural Cellular Corp.                                  7.91**       03/15/10        1,996,800
    1,315     Rural Cellular Corp.                                 9.625         05/15/08        1,328,150

                       SEE NOTES TO FINANCIAL STATEMENTS

PRINCIPAL
AMOUNT IN                                                          COUPON        MATURITY
THOUSANDS                                                           RATE           DATE          VALUE
----------------------------------------------------------------------------------------------------------
$   2,015     SBA Communications Corp.                              8.50%        12/01/12    $   2,208,944
    3,013     SBA Communications Corp.                              9.75~~       12/15/11        2,779,493
    2,710     Ubiquitel Operating Co.                              9.875         03/01/11        3,035,200
                                                                                             -------------
                                                                                                13,381,275
                                                                                             -------------
              TOTAL CORPORATE BONDS
               (COST $502,337,275)                                                             411,555,337
                                                                                             -------------
              CONVERTIBLE BONDS (0.6%)
              TELECOMMUNICATION EQUIPMENT
    2,815     Nortel Networks Corp. (Canada)
               (COST $2,676,325)                                    4.25         09/01/08        2,688,325
                                                                                             -------------

NUMBER OF
 SHARES
---------
              COMMON STOCKS (D) (0.7%)
              CASINO/GAMING (0.0%)
  212,312     Fitzgeralds Gaming Corp. + (f)                                                             0
                                                                                             -------------
              FOOD: SPECIALTY/CANDY (0.0%)
    2,447     SFFB New Holdings Inc. (c) (f)                                                             0
   13,317     SFAC New Holdings Inc. ++ (c) (f)                                                          0
1,069,725     Specialty Foods Acquisition Corp. - 144A* (f)                                              0
                                                                                             -------------
                                                                                                         0
                                                                                             -------------
              MEDICAL/NURSING SERVICES (0.0%)
1,754,896     Raintree Healthcare Corp. (c) (f)                                                          0
                                                                                             -------------
              RESTAURANTS (0.7%)
   64,807     American Restaurant Group Holdings, Inc. - 144A* (f)                                       0
  111,558     American Restaurant Group Holdings, Inc. (c) (f)                                           0
   13,107     American Restaurant Group Holdings, Inc. (c) (f)                                           0
  787,160     Catalina Restaurant Group (c) (f) (Note 4)                                         2,802,290
                                                                                             -------------
                                                                                                 2,802,290
                                                                                             -------------
              SPECIALTY TELECOMMUNICATIONS (0.0%)
   34,159     Birch Telecom Inc. +++ (c) (f)                                                           341
1,448,200     PFB Telecom NV (Series B) (c) (f)                                                          0
                                                                                             -------------
                                                                                                       341
                                                                                             -------------
              TELECOMMUNICATIONS (0.0%)
   49,597     Viatel Holdings Bermuda Ltd. (c)                                                       2,480
                                                                                             -------------
              TEXTILES (0.0%)
2,389,334     U.S. Leather, Inc. (c) (f)                                                                 0
                                                                                             -------------

                       SEE NOTES TO FINANCIAL STATEMENTS

NUMBEROF
 SHARES                                                                                          VALUE
----------------------------------------------------------------------------------------------------------
              WIRELESS TELECOMMUNICATIONS (0.0%)
    5,199     USA Mobility, Inc. (c)                                                         $     146,456
  315,021     Vast Solutions, Inc. (Class B1) (c) (f)                                                    0
  315,021     Vast Solutions, Inc. (Class B2) (c) (f)                                                    0
  315,021     Vast Solutions, Inc. (Class B3) (c) (f)                                                    0
                                                                                             -------------
                                                                                                   146,456
                                                                                             -------------

              TOTAL COMMON STOCKS
               (COST $246,849,514)                                                               2,951,567
                                                                                             -------------

              NON-CONVERTIBLE PREFERRED STOCKS (0.5%)
              BROADCASTING (0.2%)
       89     Paxson Communications Corp.~                                                         605,200
                                                                                             -------------
              RESTAURANTS (0.3%)
    1,589     Catalina Restaurant Group (Units)^ ++++ (f) (Note 4)                               1,430,002
                                                                                             -------------

              TOTAL NON-CONVERTIBLE PREFERRED STOCKS
               (COST $2,478,891)                                                                 2,035,202
                                                                                             -------------

NUMBER OF                                                                      EXPIRATION
WARRANTS                                                                          DATE
---------                                                                      ----------
              WARRANTS (d) (0.0%)
              CASINO/GAMING (0.0%)
  319,500     Aladdin Gaming Enterprises, Inc. - 144A* (f)                      03/01/10                 0
   23,000     Resort At Summerlin LP - 144A* (f)                                12/15/07                 0
                                                                                             -------------
                                                                                                         0
                                                                                             -------------
              ELECTRIC UTILITIES (0.0%)
    1,850     TNP Enterprises, Inc. - 144A*                                     04/01/11            44,400
                                                                                             -------------
              RESTAURANTS (0.0%)
    4,500     American Restaurant Group Holdings, Inc. - 144A* (f)              08/15/08                 0
  334,250     Catalina Restaurant Group (c) (f) (Note 4)                        07/10/12                 0
                                                                                             -------------
                                                                                                         0
                                                                                             -------------

              TOTAL WARRANTS
               (COST $58,970)                                                                       44,400
                                                                                             -------------

                       SEE NOTES TO FINANCIAL STATEMENTS

PRINCIPAL
AMOUNT IN                                                          COUPON        MATURITY
THOUSANDS                                                           RATE           DATE          VALUE
----------------------------------------------------------------------------------------------------------
              SHORT-TERM INVESTMENT (1.2%)
              REPURCHASE AGREEMENT
$   5,297     Joint repurchase agreement account
               (dated 08/31/05; proceeds $5,297,526) (e)
               (COST $5,297,000)                                   3.575%        09/01/05    $   5,297,000
                                                                                             -------------
              TOTAL INVESTMENTS
               (COST $759,697,975) (g)                                             97.5%       424,571,831
              OTHER ASSETS IN EXCESS OF LIABILITIES                                 2.5         10,962,433
                                                                                  -----      -------------
              NET ASSETS                                                          100.0%     $ 435,534,264
                                                                                  =====      =============

----------
     *    RESALE IS RESTRICTED TO QUALIFIED INSTITUTIONAL INVESTORS.
     +    RESALE IS RESTRICTED, ACQUIRED 12/22/98 AT A COST BASIS OF $957,527.
     ++   RESALE IS RESTRICTED, ACQUIRED 06/10/99 AT A COST BASIS OF $133.
     +++ RESALE IS RESTRICTED, ACQUIRED (BETWEEN 06/18/98 AND 05/11/99) AT A COST BASIS OF $17,257,340.
     ++++ RESALE IS RESTRICTED, ACQUIRED (BETWEEN 05/30/02 AND 04/13/05) AT A
          COST BASIS OF $1,588,891.
     ** FLOATING RATE SECURITY. RATE SHOWN IS THE RATE IN EFFECT AT AUGUST 31, 2005.
     ~    PAYMENT-IN-KIND SECURITY.
     ~~ CURRENTLY A ZERO COUPON BOND AND IS SCHEDULED TO PAY INTEREST AT THE RATE SHOWN AT A FUTURE SPECIFIED DATE.
     ^ CONSISTS OF ONE OR MORE CLASS OF SECURITIES TRADED TOGETHER AS A UNIT; PREFERRED STOCKS WITH ATTACHED WARRANTS.
     (a)  ISSUER IN BANKRUPTCY.
     (b)  NON-INCOME PRODUCING SECURITY; BOND IN DEFAULT.
     (c)  ACQUIRED THROUGH EXCHANGE OFFER.
     (d)  NON-INCOME PRODUCING SECURITIES.
     (e)  COLLATERALIZED BY FEDERAL AGENCY AND U.S. TREASURY OBLIGATIONS.
     (f) SECURITIES WITH TOTAL MARKET VALUE EQUAL TO $4,232,633 HAVE BEEN VALUED AT THEIR FAIR VALUE AS DETERMINED IN GOOD FAITH UNDER PROCEDURES ESTABLISHED BY AND UNDER THE GENERAL SUPERVISION OF THE FUND'S DIRECTORS.
     (g) THE AGGREGATE COST FOR FEDERAL INCOME TAX PURPOSES IS $757,763,079. THE AGGREGATE GROSS UNREALIZED APPRECIATION IS $16,361,579 AND THE AGGREGATE GROSS UNREALIZED DEPRECIATION IS $349,552,827, RESULTING IN NET UNREALIZED DEPRECIATION OF $333,191,248.

                        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY HIGH YIELD SECURITIES INC.
FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
AUGUST 31, 2005

ASSETS:
Investments in securities, at value (cost $754,960,444)                                    $   420,339,539
Investments in affiliates, at value (cost $4,737,531)                                            4,232,292
Receivable for:
    Interest                                                                                     8,528,199
    Investments sold                                                                             4,165,802
    Capital stock sold                                                                              83,170
Prepaid expenses and other assets                                                                   49,618
                                                                                           ---------------
    TOTAL ASSETS                                                                               437,398,620
                                                                                           ---------------
LIABILITIES:
Payable for:
    Capital stock redeemed                                                                         656,475
    Investments purchased                                                                          398,254
    Distribution fee                                                                               181,266
    Investment advisory fee                                                                        167,430
    Transfer agent fee                                                                              75,396
    Administration fee                                                                              31,892
Accrued expenses and other payables                                                                353,643
                                                                                           ---------------
    TOTAL LIABILITIES                                                                            1,864,356
                                                                                           ---------------
    NET ASSETS                                                                             $   435,534,264
                                                                                           ===============
COMPOSITION OF NET ASSETS:
Paid-in-capital                                                                            $ 2,764,611,314
Net unrealized depreciation                                                                   (335,126,144)
Accumulated undistributed net investment income                                                  3,469,714
Accumulated net realized loss                                                               (1,997,420,620)
                                                                                           ---------------
    NET ASSETS                                                                             $   435,534,264
                                                                                           ===============
CLASS A SHARES:
Net Assets                                                                                 $    77,860,817
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE)                                       43,547,825
    NET ASSET VALUE PER SHARE                                                              $          1.79
                                                                                           ===============
    MAXIMUM OFFERING PRICE PER SHARE,
    (NET ASSET VALUE PLUS 4.44% OF NET ASSET VALUE)                                        $          1.87
                                                                                           ===============
CLASS B SHARES:
Net Assets                                                                                 $   205,739,126
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE)                                      116,009,912
    NET ASSET VALUE PER SHARE                                                              $          1.77
                                                                                           ===============
CLASS C SHARES:
Net Assets                                                                                 $    27,377,961
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE)                                       15,389,420
    NET ASSET VALUE PER SHARE                                                              $          1.78
                                                                                           ===============
CLASS D SHARES:
Net Assets                                                                                 $   124,556,360
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE)                                       69,759,027
    NET ASSET VALUE PER SHARE                                                              $          1.79
                                                                                           ===============

                        SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED AUGUST 31, 2005

NET INVESTMENT INCOME:
INCOME
Interest                                                                                     $  42,107,219
Dividends                                                                                          683,500
Dividends from affiliates                                                                          251,891
                                                                                             -------------
    TOTAL INCOME                                                                                43,042,610
                                                                                             -------------
EXPENSES
Distribution fee (Class A shares)                                                                   86,331
Distribution fee (Class B shares)                                                                2,246,442
Distribution fee (Class C shares)                                                                  283,065
Investment advisory fee                                                                          2,213,754
Transfer agent fees and expenses                                                                 1,366,121
Professional fees                                                                                  429,720
Administration fee                                                                                 335,300
Shareholder reports and notices                                                                    130,897
Registration fees                                                                                   84,347
Custodian fees                                                                                      34,029
Directors' fees and expenses                                                                        23,298
Other                                                                                               57,480
                                                                                             -------------
    TOTAL EXPENSES                                                                               7,290,784
                                                                                             -------------
    NET INVESTMENT INCOME                                                                       35,751,826
                                                                                             -------------
NET REALIZED AND UNREALIZED GAIN (LOSS):
NET REALIZED GAIN (LOSS) ON:
Investments                                                                                    (42,354,767)
Foreign exchange transactions                                                                        7,458
                                                                                             -------------
    NET REALIZED LOSS                                                                          (42,347,309)
                                                                                             -------------
Net change in unrealized appreciation/depreciation                                              37,567,982
                                                                                             -------------
    NET LOSS                                                                                    (4,779,327)
                                                                                             -------------
NET INCREASE                                                                                 $  30,972,499
                                                                                             =============

                        SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF CHANGES IN NET ASSETS

                                                                        FOR THE YEAR      FOR THE YEAR
                                                                            ENDED             ENDED
                                                                       AUGUST 31, 2005   AUGUST 31, 2004
                                                                       ---------------   ---------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income                                                  $    35,751,826   $    56,764,871
Net realized loss                                                          (42,347,309)     (197,600,458)
Net change in unrealized depreciation                                       37,567,982       231,685,708
                                                                       ---------------   ---------------

    NET INCREASE                                                            30,972,499        90,850,121
                                                                       ---------------   ---------------

DIVIDENDS TO SHAREHOLDERS FROM NET INVESTMENT INCOME:
Class A shares                                                              (2,711,458)       (2,072,654)
Class B shares                                                             (20,033,058)      (25,815,474)
Class C shares                                                              (2,208,231)       (2,708,149)
Class D shares                                                             (10,309,554)      (11,764,739)
                                                                       ---------------   ---------------

    TOTAL DIVIDENDS                                                        (35,262,301)      (42,361,016)
                                                                       ---------------   ---------------

Net decrease from capital stock transactions                              (134,830,856)     (154,957,959)
                                                                       ---------------   ---------------

    NET DECREASE                                                          (139,120,658)     (106,468,854)

NET ASSETS:
Beginning of period                                                        574,654,922       681,123,776
                                                                       ---------------   ---------------

END OF PERIOD
(INCLUDING ACCUMULATED UNDISTRIBUTED NET INVESTMENT INCOME OF
$3,469,714 AND $3,374,549, RESPECTIVELY)                               $   435,534,264   $   574,654,922
                                                                       ===============   ===============

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY HIGH YIELD SECURITIES INC.
NOTES TO FINANCIAL STATEMENTS - AUGUST 31, 2005

1. ORGANIZATION AND ACCOUNTING POLICIES
Morgan Stanley High Yield Securities Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, (the "Act") as a diversified, open-end management investment company. The Fund's investment objective is to earn a high level of current income. The Fund was incorporated in Maryland on June 14, 1979 and commenced operations on September 26, 1979. On July 28, 1997, the Fund converted to a multiple class share structure.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within eighteen months, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

Effective August 29, 2005, the Board of Directors of the Fund approved the implementation of a 2% redemption fee on Class A shares, Class B shares, Class C shares, and Class D shares, which is paid directly to the Fund, for shares redeemed within thirty days of purchase. The redemption fee is designed to protect the Fund and its remaining shareholders from the effects of short-term trading.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS -- (1) an equity portfolio security listed or traded on the New York Stock Exchange ("NYSE") or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (2) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (3) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (4) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (5) when market quotations are not readily available or Morgan Stanley Investment Advisors Inc. (the "Investment Adviser") determines that the latest sale price, the bid price or the mean between the last reported bid and asked price do not reflect a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Directors. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Fund's Directors or by the Investment Adviser using a pricing service and/or procedures approved by the Directors of the Fund; (6) certain portfolio securities may be valued by an outside pricing service approved by the Fund's Directors; and (7) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily except where collection is not expected.

C. REPURCHASE AGREEMENTS -- Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated entities managed by the Investment Adviser, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements and are collateralized by cash, U.S. Treasury or federal agency obligations. The Fund may also invest directly with institutions in repurchase agreements. The Fund's custodian receives the collateral, which is marked-to-market daily to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest.

D. MULTIPLE CLASS ALLOCATIONS -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

E. FOREIGN CURRENCY TRANSLATION AND FORWARD FOREIGN CURRENCY CONTRACTS -- The books and records of the Fund are maintained in U.S. dollars as follows: (1) the foreign currency market value of investment securities, other assets and liabilities and forward foreign currency contracts ("forward contracts") are translated at the exchange rates prevailing at the end of the period; and (2) purchases, sales, income and expenses are translated at the exchange rates prevailing on the respective dates of such transactions. The resultant exchange gains and losses are recorded as realized and unrealized gain/loss on foreign exchange transactions. Pursuant to U.S. federal income tax regulations, certain foreign exchange gains/losses included in realized and unrealized gain/loss are included in or are a reduction of ordinary income for federal income tax purposes. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of the securities. Forward contracts are valued daily at the appropriate exchange rates. The resultant unrealized exchange gains and losses are recorded as unrealized foreign currency gain or loss. The Fund records realized gains or losses on delivery of the currency or at the time the forward contract is extinguished (compensated) by entering into a closing transaction prior to delivery.

F. FEDERAL INCOME TAX POLICY -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

G. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends and distributions to shareholders are recorded on the ex-dividend date.

H. USE OF ESTIMATES -- The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

2. INVESTMENT ADVISORY/ADMINISTRATION AGREEMENTS
Effective November 1, 2004, pursuant to an Investment Advisory Agreement, the Fund pays the Investment Adviser an advisory fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined at the close of each business day: 0.42% to the portion of the daily net assets not exceeding $500 million; 0.345% to the portion of the daily net assets exceeding $500 million but not exceeding $750 million; 0.295% to the portion of the daily net assets exceeding $750 million but not exceeding $1 billion; 0.27% to the portion of the daily net assets exceeding $1 billion but not exceeding $2 billion; 0.245% to the portion of the daily net assets exceeding $2 billion but not exceeding $3 billion; and 0.22% to the portion of the daily net assets in excess of $3 billion.

Effective November 1, 2004 pursuant to an Administration Agreement with Morgan Stanley Services Company Inc. (the "Administrator"), an affiliate of the Investment Adviser, the Fund pays an administration fee, accrued daily and payable monthly, by applying the annual rate of 0.08% to the Fund's daily net assets.

Prior to November 1, 2004, the Fund had retained the Investment Adviser to provide administrative services and to manage the investment of the Fund's assets pursuant to an investment management agreement pursuant to which the Fund paid the Investment Adviser a monthly management fee accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined as of the close of each business day: 0.50% to the portion of the daily net assets not exceeding $500 million; 0.425% to the portion of the daily net assets exceeding $500 million but not exceeding $750 million; 0.375% to the portion of the daily net assets exceeding $750 million but not exceeding $1 billion; 0.35% to the portion of the daily net assets exceeding $1 billion but not exceeding $2 billion; 0.325% to the portion of the daily net assets exceeding $2 billion but not exceeding $3 billion; and 0.30% to the portion of the daily net assets in excess of $3 billion.

3. PLAN OF DISTRIBUTION
Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Adviser and Administrator. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A -- up to 0.25% of the average daily net assets of Class A; (ii) Class B -- up to 0.75% of the average daily net assets of Class B; and (iii) Class C -- up to 0.85% of the average daily net assets of Class C.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Directors will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled $57,923,631 at August 31, 2005.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 0.85% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the year ended August 31, 2005, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.21% and 0.83%, respectively.

The Distributor has informed the Fund that for the year ended August 31, 2005, it received contingent deferred sales charges from certain redemptions of the Fund's Class A shares, Class B shares and Class C shares of $8,704, $690,872 and $6,698, respectively and received $43,239 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES
The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the year ended August 31, 2005, aggregated $214,862,128 and $340,635,436, respectively.

Morgan Stanley Trust, an affiliate of the Investment Adviser, Administrator and Distributor, is the Funds transfer agent.

The Fund has an unfunded noncontributory defined benefit pension plan covering certain independent Directors of the Fund who will have served as independent Directors for at least five years at the time of retirement. Benefits under this plan are based on factors which include years of service and compensation. The Directors voted to close the plan to new participants and eliminate the future benefits growth due to increases to compensation after July 31, 2003. Aggregate pension costs for the year ended August 31, 2005, included in Directors' fees and expenses in the Statement of Operations amounted to $16,458. At August 31, 2005, the Fund had an accrued pension liability of $130,556 which is included in accrued expenses in the Statement of Assets and Liabilities.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan") which allows each independent Director to defer payment of all, or a portion, of the fees he receives for serving on the Board of Directors. Each eligible Director generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund.

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Transactions with such companies during the year ended August 31, 2005 were as follows:

                                                                                REALIZED
ISSUER                                                     PURCHASES   SALES      GAIN      INCOME       VALUE
------                                                     ---------  --------  --------  ----------  -----------
Catalina Restaurant Group (Common Stock)                      --         --        --             --  $ 2,802,290
Catalina Restaurant Group (Preferred Stock)                   --         --        --     $  251,891    1,430,002
Catalina Restaurant Group (Warrants)                          --         --        --             --            0

5. PURPOSES OF AND RISKS RELATING TO CERTAIN FINANCIAL INSTRUMENTS
The Fund may enter into forward contracts to facilitate settlement of foreign currency denominated portfolio transactions or to manage foreign currency exposure associated with foreign currency denominated securities.

Forward contracts involve elements of market risk in excess of the amount reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rates underlying the forward contracts. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

6. CAPITAL STOCK
Transactions in capital stock were as follows:

                                                            FOR THE YEAR                          FOR THE YEAR
                                                               ENDED                                 ENDED
                                                          AUGUST 31, 2005                        AUGUST 31, 2004
                                                ----------------------------------    ----------------------------------
                                                     SHARES             AMOUNT             SHARES             AMOUNT
                                                ---------------    ---------------    ---------------    ---------------
CLASS A SHARES
Sold                                                  2,420,086    $     4,384,430         13,165,136    $    23,468,524
Conversion from Class B                              39,485,771         69,553,274                 --                 --
Reinvestment of dividends                               650,643          1,160,278            551,791            979,557
Redeemed                                            (10,998,888)       (19,613,632)       (24,480,351)       (43,554,741)
                                                ---------------    ---------------    ---------------    ---------------
Net increase (decrease) -- Class A                   31,557,612         55,484,350        (10,763,424)       (19,106,660)
                                                ---------------    ---------------    ---------------    ---------------
CLASS B SHARES
Sold                                                 12,758,363         23,071,062         23,754,798         41,770,580
Conversion to Class A                               (39,731,082)       (69,553,274)                --                 --
Reinvestment of dividends                             4,583,006          8,219,932          6,066,686         10,706,332
Redeemed                                            (62,941,319)      (112,821,636)       (81,860,251)      (144,576,386)
                                                ---------------    ---------------    ---------------    ---------------
Net decrease -- Class B                             (85,331,032)      (151,083,916)       (52,038,767)       (92,099,474)
                                                ---------------    ---------------    ---------------    ---------------
CLASS C SHARES
Sold                                                  1,927,189          3,489,545          4,446,414          7,876,921
Reinvestment of dividends                               553,599            993,637            718,053          1,269,771
Redeemed                                             (8,208,423)       (14,684,654)       (11,044,600)       (19,548,258)
                                                ---------------    ---------------    ---------------    ---------------
Net decrease -- Class C                              (5,727,635)       (10,201,472)        (5,880,133)       (10,401,566)
                                                ---------------    ---------------    ---------------    ---------------
CLASS D SHARES
Sold                                                  1,933,695          3,515,756          5,564,553          9,841,550
Reinvestment of dividends                             3,348,157          6,024,152          3,657,711          6,488,162
Redeemed                                            (21,377,185)       (38,569,726)       (28,019,698)       (49,679,971)
                                                ---------------    ---------------    ---------------    ---------------
Net decrease -- Class D                             (16,095,333)       (29,029,818)       (18,797,434)       (33,350,259)
                                                ---------------    ---------------    ---------------    ---------------
Net decrease in Fund                                (75,596,388)   $  (134,830,856)       (87,479,758)   $  (154,957,959)
                                                ===============    ===============    ===============    ===============

7. FEDERAL INCOME TAX STATUS
The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

The tax character of distributions paid was as follows:

                                                 FOR THE YEAR        FOR THE YEAR
                                                     ENDED               ENDED
                                                AUGUST 31, 2005     AUGUST 31, 2004
                                                ---------------    ----------------
Ordinary Income                                 $    35,262,301    $     42,361,016
                                                ===============    ================

As of August 31, 2005, the tax-basis components of accumulated losses were as follows:

Undistributed ordinary income                  $      2,546,174
Undistributed long-term gains                                --
                                               ----------------
Net accumulated earnings                              2,546,174
Capital loss carryforward*                       (1,953,052,602)
Post-October losses                                 (44,210,274)
Temporary differences                                (1,169,100)
Net unrealized depreciation                        (333,191,248)
                                               ----------------
Total accumulated losses                       $ (2,329,077,050)
                                               ================

*As of August 31, 2005, the Fund had a net capital loss carryforward of $1,953,052,602 of which $12,603,314 will expire on August 31, 2006, $24,919,181 will expire on August 31, 2007, $69,856,779 will expire on August 31, 2008, $89,299,249 will expire on August 31, 2009, $245,944,739 will expire on August 31, 2010, $568,502,378 will expire on August 31, 2011, $758,434,573 will expire on August 31, 2012 and $183,492,389 will expire on August 31, 2013 to offset future capital gains to the extent provided by regulations.

As of August 31, 2005, the Fund had temporary book/tax differences primarily attributable to post-October losses (capital losses incurred after October 31 within the taxable year which are deemed to arise on the first business day of the Fund's next taxable year), interest on bonds in default and book amortization of discounts on debt securities and permanent book/tax differences primarily attributable to tax adjustments on debt securities sold by the Fund and an expired capital loss carryforward. To reflect reclassifications arising from the permanent differences, paid-in-capital was charged $39,319,363, accumulated undistributed net investment income was charged $394,360 and accumulated net realized loss was credited $39,713,723.

8. LEGAL MATTERS
The Investment Adviser, certain affiliates of the Investment Adviser, certain officers of such affiliates and certain investment companies advised by the Investment Adviser or its affiliates, including the Fund, are named as defendants in a consolidated class action. This consolidated action also names as defendants certain individual Trustees and Directors of the Morgan Stanley funds. The consolidated amended complaint, filed in the United States District Court Southern District of New York on April 16, 2004, generally alleges that defendants, including the Fund, violated their statutory disclosure obligations and fiduciary duties by failing properly to disclose (i) that the Investment Adviser and certain affiliates of the Investment Adviser allegedly offered economic incentives to brokers and others to recommend the funds advised by the Investment Adviser or its affiliates to investors rather than funds managed by other companies, and
(ii) that the funds advised by the Investment Adviser or its affiliates, including the Fund, allegedly paid excessive commissions to brokers in return for their efforts to recommend these funds to investors. The complaint seeks, among other things, unspecified compensatory damages, rescissionary damages, fees and costs. The defendants have moved to dismiss the action and intend to otherwise vigorously defend it. On March 9, 2005, Plaintiffs sought leave to supplement their complaint to assert claims on behalf of other investors. While the Fund and Adviser believe that each has meritorious defenses, the ultimate outcome of this matter is not presently determinable at this early stage of the litigation, and no provision has been made in the Fund's financial statements for the effect, if any, of this matter.

MORGAN STANLEY HIGH YIELD SECURITIES INC.
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of capital stock outstanding throughout each period:

                                                                      FOR THE YEAR ENDED AUGUST 31,
                                                 ----------------------------------------------------------------------
                                                    2005           2004           2003           2002           2001
                                                 ----------     ----------     ----------     ----------     ----------
CLASS A SHARES

SELECTED PER SHARE DATA:
Net asset value, beginning of period             $     1.80     $     1.67     $     1.55     $     2.32     $     4.35
                                                 ----------     ----------     ----------     ----------     ----------
Income (loss) from investment operations:
  Net investment income++                              0.13           0.16           0.19           0.26           0.47
  Net realized and unrealized gain (loss)             (0.01)          0.09           0.10          (0.73)         (1.99)
                                                 ----------     ----------     ----------     ----------     ----------
Total income (loss) from investment operations         0.12           0.25           0.29          (0.47)         (1.52)
                                                 ----------     ----------     ----------     ----------     ----------

Less dividends and distributions from:
  Net investment income                               (0.13)         (0.12)         (0.17)         (0.27)         (0.51)
  Paid-in-capital                                         -              -              -          (0.03)             -
                                                 ----------     ----------     ----------     ----------     ----------
Total dividends and distributions                     (0.13)         (0.12)         (0.17)         (0.30)         (0.51)
                                                 ----------     ----------     ----------     ----------     ----------

Net asset value, end of period                   $     1.79     $     1.80     $     1.67     $     1.55     $     2.32
                                                 ==========     ==========     ==========     ==========     ==========

TOTAL RETURN+                                          6.84%         15.40%         19.88%        (21.70)%       (37.05)%

RATIOS TO AVERAGE NET ASSETS(1):
Expenses                                               1.12%          1.03%          1.06%          0.99%          0.77%
Net investment income                                  7.24%          8.98%         11.96%         13.76%         15.17%

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands          $   77,861     $   21,595     $   38,072     $   23,879     $   36,762
Portfolio turnover rate                                  43%            51%            66%            39%            49%

----------
++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
 + DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
(1) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.

                        SEE NOTES TO FINANCIAL STATEMENTS

                                                                      FOR THE YEAR ENDED AUGUST 31,
                                                 ----------------------------------------------------------------------
                                                    2005           2004           2003           2002           2001
                                                 ----------     ----------     ----------     ----------     ----------
CLASS B SHARES

SELECTED PER SHARE DATA:
Net asset value, beginning of period             $     1.79     $     1.67     $     1.55     $     2.32     $     4.34
                                                 ----------     ----------     ----------     ----------     ----------
Income (loss) from investment operations:
  Net investment income++                              0.12           0.15           0.18           0.25           0.46
  Net realized and unrealized gain (loss)             (0.02)          0.08           0.10          (0.73)         (1.99)
                                                 ----------     ----------     ----------     ----------     ----------
Total income (loss) from investment operations         0.10           0.23           0.28          (0.48)         (1.53)
                                                 ----------     ----------     ----------     ----------     ----------
Less dividends and distributions from:
  Net investment income                               (0.12)         (0.11)         (0.16)         (0.26)         (0.49)
  Paid-in-capital                                         -              -              -          (0.03)             -
                                                 ----------     ----------     ----------     ----------     ----------
Total dividends and distributions                     (0.12)         (0.11)         (0.16)         (0.29)         (0.49)
                                                 ----------     ----------     ----------     ----------     ----------

Net asset value, end of period                   $     1.77     $     1.79     $     1.67     $     1.55     $     2.32
                                                 ==========     ==========     ==========     ==========     ==========

TOTAL RETURN+                                          5.68%         14.15%         19.27%        (22.00)%       (37.27)%

RATIOS TO AVERAGE NET ASSETS(1):
Expenses                                               1.66%          1.60%          1.61%          1.56%          1.37%
Net investment income                                  6.70%          8.41%         11.41%         13.19%         14.57%

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands          $  205,739     $  360,513     $  422,468     $  371,399     $  664,706
Portfolio turnover rate                                  43%            51%            66%            39%            49%

----------
++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
 + DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
(1) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.

                        SEE NOTES TO FINANCIAL STATEMENTS

                                                                      FOR THE YEAR ENDED AUGUST 31,
                                                 ----------------------------------------------------------------------
                                                    2005           2004           2003           2002           2001
                                                 ----------     ----------     ----------     ----------     ----------
CLASS C SHARES

SELECTED PER SHARE DATA:
Net asset value, beginning of period             $     1.80     $     1.67     $     1.55     $     2.32     $     4.34
                                                 ----------     ----------     ----------     ----------     ----------
Income (loss) from investment operations:
  Net investment income++                              0.12           0.15           0.18           0.25           0.45
  Net realized and unrealized gain (loss)             (0.02)          0.09           0.10          (0.73)         (1.98)
                                                 ----------     ----------     ----------     ----------     ----------
Total income (loss) from investment operations         0.10           0.24           0.28          (0.48)         (1.53)
                                                 ----------     ----------     ----------     ----------     ----------

Less dividends and distributions from:
  Net investment income                               (0.12)         (0.11)         (0.16)         (0.26)         (0.49)
  Paid-in-capital                                         -              -              -          (0.03)             -
                                                 ----------     ----------     ----------     ----------     ----------
Total dividends and distributions                     (0.12)         (0.11)         (0.16)         (0.29)         (0.49)
                                                 ----------     ----------     ----------     ----------     ----------

Net asset value, end of period                   $     1.78     $     1.80     $     1.67     $     1.55     $     2.32
                                                 ==========     ==========     ==========     ==========     ==========

TOTAL RETURN+                                          5.58%         14.65%         19.14%        (22.11)%       (37.24)%

RATIOS TO AVERAGE NET ASSETS(1):
Expenses                                               1.74%          1.70%          1.71%          1.66%          1.47%
Net investment income                                  6.62%          8.31%         11.31%         13.09%         14.47%

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands          $   27,378     $   37,907     $   45,114     $   33,978     $   49,818
Portfolio turnover rate                                  43%            51%            66%            39%            49%

----------
++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
 + DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
(1) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.

                       SEE NOTES TO FINANCIAL STATEMENTS

                                                                      FOR THE YEAR ENDED AUGUST 31,
                                                 ----------------------------------------------------------------------
                                                    2005           2004           2003           2002           2001
                                                 ----------     ----------     ----------     ----------     ----------
CLASS D SHARES

SELECTED PER SHARE DATA:
Net asset value, beginning of period             $     1.80     $     1.68     $     1.55     $     2.32     $     4.35
                                                 ----------     ----------     ----------     ----------     ----------
Income (loss) from investment operations:
  Net investment income++                              0.13           0.16           0.19           0.26           0.48
  Net realized and unrealized gain (loss)             (0.01)          0.08           0.11          (0.73)         (1.99)
                                                 ----------     ----------     ----------     ----------     ----------
Total income (loss) from investment operations         0.12           0.24           0.30          (0.47)         (1.51)
                                                 ----------     ----------     ----------     ----------     ----------

Less dividends and distributions from:
  Net investment income                               (0.13)         (0.12)         (0.17)         (0.27)         (0.52)
  Paid-in-capital                                         -              -              -          (0.03)             -
                                                 ----------     ----------     ----------     ----------     ----------
Total dividends and distributions                     (0.13)         (0.12)         (0.17)         (0.30)         (0.52)
                                                 ----------     ----------     ----------     ----------     ----------

Net asset value, end of period                   $     1.79     $     1.80     $     1.68     $     1.55     $     2.32
                                                 ==========     ==========     ==========     ==========     ==========

Total Return+                                          7.04%         14.93%         20.82%        (21.45)%       (36.95)%

Ratios to Average Net Assets(1):
Expenses                                               0.91%          0.85%          0.86%          0.81%          0.62%
Net investment income                                  7.45%          9.16%         12.16%         13.94%         15.32%

Supplemental Data:
Net assets, end of period, in thousands          $  124,556     $  154,639     $  175,471     $   86,436     $  137,319
Portfolio turnover rate                                  43%            51%            66%            39%            49%

----------
++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
 + CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
(1) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.

                        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY HIGH YIELD SECURITIES INC.
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


TO THE SHAREHOLDERS AND BOARD OF
DIRECTORS OF MORGAN STANLEY HIGH YIELD SECURITIES INC.:

We have audited the accompanying statement of assets and liabilities of Morgan Stanley High Yield Securities Inc. (the "Fund"), including the portfolio of investments, as of August 31, 2005, and the related statements of operations for the year then ended and changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of August 31, 2005, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Morgan Stanley High Yield Securities Inc. as of August 31, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.


Deloitte & Touche LLP
NEW YORK, NEW YORK
OCTOBER 17, 2005

MORGAN STANLEY HIGH YIELD SECURITIES INC.
DIRECTOR AND OFFICER INFORMATION

INDEPENDENT DIRECTORS:

                                                                                                   NUMBER OF
                                                                                                  PORTFOLIOS
                                                                                                    IN FUND
                                                       TERM OF                                      COMPLEX
                                         POSITION(S)  OFFICE AND                                   OVERSEEN
        NAME, AGE AND ADDRESS OF         HELD WITH    LENGTH OF   PRINCIPAL OCCUPATION(S) DURING      BY        OTHER DIRECTORSHIPS
          INDEPENDENT DIRECTOR           REGISTRANT  TIME SERVED*           PAST 5 YEARS**        DIRECTOR***    HELD BY DIRECTOR
--------------------------------------- ------------ ------------ ------------------------------- ----------- ----------------------
Michael Bozic (64)                      Director     Since        Private Investor; Director or   197         Director of various
c/o Kramer Levin Naftalis & Frankel LLP              April 1994   Trustee of the Retail Funds                 business
Counsel to the Independent Directors                              (since April 1994) and the                  organizations.
1177 Avenue of the Americas                                       Institutional Funds (since July
New York, NY 10036                                                2003); formerly Vice Chairman
                                                                  of Kmart Corporation (December
                                                                  1998-October 2000), Chairman
                                                                  and Chief Executive Officer of
                                                                  Levitz Furniture Corporation
                                                                  (November 1995-November 1998)
                                                                  and President and Chief
                                                                  Executive Officer of Hills
                                                                  Department Stores (May 1991-
                                                                  July 1995); formerly variously
                                                                  Chairman, Chief Executive
                                                                  Officer, President and Chief
                                                                  Operating Officer (1987-1991)
                                                                  of the Sears Merchandise Group
                                                                  of Sears, Roebuck & Co.

Edwin J. Garn (72)                      Director     Since        Consultant; Director or Trustee 197         Director of Franklin
1031 N. Chartwell Court                              January 1993 of the Retail Funds (since                  Covey (time management
Salt Lake City, UT 84103                                          January 1993) and the                       systems), BMW Bank of
                                                                  Institutional Funds (since July             North America, Inc.
                                                                  2003); member of the Utah                   (industrial loan
                                                                  Regional Advisory Board of                  corporation), Escrow
                                                                  Pacific Corp. (utility                      Bank USA (industrial
                                                                  company); formerly Managing                 loan corporation),
                                                                  Director of Summit Ventures LLC             United Space Alliance
                                                                  (lobbying and consulting firm)              (joint venture between
                                                                  (2000-2004); United States                  Lockheed Martin and
                                                                  Senator (R-Utah) (1974-1992)                the Boeing Company)
                                                                  and Chairman, Senate Banking                and Nuskin Asia
                                                                  Committee (1980-1986), Mayor of             Pacific (multilevel
                                                                  Salt Lake City, Utah                        marketing); member of
                                                                  (1971-1974), Astronaut, Space               the board of various
                                                                  Shuttle Discovery (April 12-19,             civic and charitable
                                                                  1985), and Vice Chairman,                   organizations.
                                                                  Huntsman Corporation (chemical
                                                                  company).

Wayne E. Hedien (71)                    Director     Since        Retired; Director or Trustee of 197         Director of The PMI
c/o Kramer Levin Naftalis & Frankel LLP              September    the Retail Funds (since                     Group Inc. (private
Counsel to the Independent Directors                 1997         September 1997) and the                     mortgage insurance);
1177 Avenue of the Americas                                       Institutional Funds (since July             Trustee and Vice
New York, NY 10036                                                2003); formerly associated with             Chairman of The Field
                                                                  the Allstate Companies                      Museum of Natural
                                                                  (1966-1994), most recently as               History; director of
                                                                  Chairman of The Allstate                    various other business
                                                                  Corporation (March 1993-                    and charitable
                                                                  December 1994) and Chairman and             organizations.
                                                                  Chief Executive Officer of its
                                                                  wholly-owned subsidiary,
                                                                  Allstate Insurance Company
                                                                  (July 1989-December 1994).

                                                                                                   NUMBER OF
                                                                                                  PORTFOLIOS
                                                                                                    IN FUND
                                                       TERM OF                                      COMPLEX
                                         POSITION(S)  OFFICE AND                                   OVERSEEN
        NAME, AGE AND ADDRESS OF         HELD WITH    LENGTH OF   PRINCIPAL OCCUPATION(S) DURING      BY        OTHER DIRECTORSHIPS
          INDEPENDENT DIRECTOR           REGISTRANT  TIME SERVED*           PAST 5 YEARS**        DIRECTOR***    HELD BY DIRECTOR
--------------------------------------- ------------ ------------ ------------------------------- ----------- ----------------------
Dr. Manuel H. Johnson (56)              Director     Since        Senior Partner, Johnson Smick   197         Director of NVR, Inc.
c/o Johnson Smick Group, Inc.                        July 1991    International, Inc., a                      (home construction);
888 16th Street, NW                                               consulting firm; Chairman of                Director of KFX
Suite 740                                                         the Audit Committee and                     Energy; Director of
Washington, D.C. 20006                                            Director or Trustee of the                  RBS Greenwich Capital
                                                                  Retail Funds (since July 1991)              Holdings (financial
                                                                  and the Institutional Funds                 holding company).
                                                                  (since July 2003); Co-Chairman
                                                                  and a founder of the Group of
                                                                  Seven Council (G7C), an
                                                                  international economic
                                                                  commission; formerly Vice
                                                                  Chairman of the Board of
                                                                  Governors of the Federal
                                                                  Reserve System and Assistant
                                                                  Secretary of the U.S. Treasury.

Joseph J. Kearns (63)                   Director     Since        President, Kearns & Associates  198         Director of Electro
c/o Kearns & Associates LLC                          July 2003    LLC (investment consulting);                Rent Corporation
PMB754                                                            Deputy Chairman of the Audit                (equipment leasing),
23852 Pacific Coast Highway                                       Committee and Director or                   The Ford Family
Malibu, CA 90265                                                  Trustee of the Retail Funds                 Foundation, and the
                                                                  (since July 2003) and the                   UCLA Foundation.
                                                                  Institutional Funds (since
                                                                  August 1994); previously
                                                                  Chairman of the Audit Committee
                                                                  of the Institutional Funds
                                                                  (October 2001-July 2003);
                                                                  formerly CFO of the
                                                                  J. Paul Getty Trust.

Michael E. Nugent (69)                  Director     Since        General Partner of Triumph      197         Director of various
c/o Triumph Capital, L.P.                            July 1991    Capital, L.P., a private                    business
445 Park Avenue                                                   investment partnership;                     organizations.
New York, NY 10022                                                Chairman of the Insurance
                                                                  Committee and Director or
                                                                  Trustee of the Retail Funds
                                                                  (since July 1991) and the
                                                                  Institutional Funds (since July
                                                                  2001); formerly Vice President,
                                                                  Bankers Trust Company and BT
                                                                  Capital Corporation (1984-1988).

Fergus Reid (73)                        Director     Since        Chairman of Lumelite Plastics   198         Trustee and Director
c/o Lumelite Plastics Corporation                    July 2003    Corporation; Chairman of the                of certain investment
85 Charles Colman Blvd.                                           Governance Committee and                    companies in the
Pawling, NY 12564                                                 Director or Trustee of the                  JPMorgan Funds complex
                                                                  Retail Funds (since July 2003)              managed by J.P. Morgan
                                                                  and the Institutional Funds                 Investment Management
                                                                  (since June 1992).                          Inc.

INTERESTED DIRECTORS:

                                                                                                   NUMBER OF
                                                                                                  PORTFOLIOS
                                                                                                    IN FUND
                                                       TERM OF                                      COMPLEX
                                         POSITION(S)  OFFICE AND                                   OVERSEEN
        NAME, AGE AND ADDRESS OF         HELD WITH    LENGTH OF   PRINCIPAL OCCUPATION(S) DURING      BY        OTHER DIRECTORSHIPS
          INTERESTED DIRECTOR            REGISTRANT  TIME SERVED*           PAST 5 YEARS**        DIRECTOR***    HELD BY DIRECTOR
--------------------------------------- ------------ ------------ ------------------------------- ----------- ----------------------
Charles A. Fiumefreddo (72)             Chairman of  Since        Chairman and Director or        197         None.
c/o Morgan Stanley Trust                the Board    July 1991    Trustee of the Retail Funds
Harborside Financial Center,            and Director              (since July 1991) and the
Plaza Two,                                                        Institutional Funds (since July
Jersey City, NJ 07311                                             2003); formerly Chief Executive
                                                                  Officer of the Retail Funds
                                                                  (until September 2002).

James F. Higgins (57)                   Director     Since        Director or Trustee of the      197         Director of AXA
c/o Morgan Stanley Trust                             June 2000    Retail Funds (since June 2000)              Financial, Inc. and
Harborside Financial Center,                                      and the Institutional Funds                 The Equitable Life
Plaza Two,                                                        (since July 2003); Senior                   Assurance Society of
Jersey City, NJ 07311                                             Advisor of Morgan Stanley                   the United States
                                                                  (since August 2000); Director               (financial services).
                                                                  of the Distributor and Dean
                                                                  Witter Realty Inc.; previously
                                                                  President and Chief Operating
                                                                  Officer of the Private Client
                                                                  Group of Morgan Stanley (May
                                                                  1999-August 2000), and
                                                                  President and Chief Operating
                                                                  Officer of Individual
                                                                  Securities of Morgan Stanley
                                                                  (February 1997-May 1999).

----------
  * THIS IS THE EARLIEST DATE THE DIRECTOR BEGAN SERVING THE FUNDS ADVISED BY MORGAN STANLEY INVESTMENT ADVISORS INC. (THE "INVESTMENT ADVISER") (THE "RETAIL FUNDS").
 ** THE DATES REFERENCED BELOW INDICATING COMMENCEMENT OF SERVICES AS DIRECTOR/TRUSTEE FOR THE RETAIL FUNDS AND THE FUNDS ADVISED BY MORGAN STANLEY INVESTMENT MANAGEMENT INC. AND MORGAN STANLEY AIP GP LP (THE "INSTITUTIONAL FUNDS") REFLECT THE EARLIEST DATE THE DIRECTOR/TRUSTEE BEGAN SERVING THE RETAIL OR INSTITUTIONAL FUNDS, AS APPLICABLE.
*** THE FUND COMPLEX INCLUDES ALL OPEN-END AND CLOSED-END FUNDS (INCLUDING ALL OF THEIR PORTFOLIOS) ADVISED BY THE INVESTMENT ADVISER AND ANY FUNDS THAT HAVE AN INVESTMENT ADVISER THAT IS AN AFFILIATED PERSON OF THE INVESTMENT ADVISER (INCLUDING, BUT NOT LIMITED TO, MORGAN STANLEY INVESTMENT MANAGEMENT INC.).

OFFICERS:

                                                            TERM OF
                                          POSITION(S)     OFFICE AND
     NAME, AGE AND ADDRESS OF              HELD WITH       LENGTH OF
         EXECUTIVE OFFICER                REGISTRANT     TIME SERVED*            PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS**
--------------------------------------- --------------- --------------- -----------------------------------------------------------
Ronald E. Robison (66)                  President and   Since May 2003  President (since September 2005) and Principal Executive
1221 Avenue of the Americas             Principal                       Officer of funds in the Fund Complex (since May 2003);
New York, NY 10020                      Executive                       Managing Director of Morgan Stanley & Co. Incorporated and
                                        Officer                         Morgan Stanley; Managing Director and Director of Morgan
                                                                        Stanley Investment Management Inc., Morgan Stanley
                                                                        Distribution Inc. and Morgan Stanley Distributors Inc.;
                                                                        Managing Director, Chief Administrative Officer and
                                                                        Director of Morgan Stanley Investment Advisors Inc. and
                                                                        Morgan Stanley Services Company Inc.; Chief Executive
                                                                        Officer and Director of Morgan Stanley Trust; Director of
                                                                        Morgan Stanley SICAV (since May 2004); President (since
                                                                        September 2005) and Principal Executive Officer (since May
                                                                        2003) of the Van Kampen Funds; previously, Executive Vice
                                                                        President (July 2003-September 2005) of funds in the Fund
                                                                        Complex and the Van Kampen Funds. He was also previously
                                                                        President and Director of the Institutional Funds (March
                                                                        2001-July 2003), Chief Global Operations Officer of Morgan
                                                                        Stanley Investment Management Inc. and Chief Executive
                                                                        Officer and Chairman of Van Kampen Investor Services.

Joseph J. McAlinden (62)                Vice President  Since July 1995 Managing Director and Chief Investment Officer of the
1221 Avenue of the Americas                                             Investment Adviser and Morgan Stanley Investment Management
New York, NY 10020                                                      Inc.; Chief Investment Officer of the Van Kampen Funds;
                                                                        Vice President of the Institutional Funds (since July 2003)
                                                                        and the Retail Funds (since July 1995).

Barry Fink (50)                         Vice President  Since           General Counsel (since May 2000) and Managing Director
1221 Avenue of the Americas                             February 1997   (since December 2000) of Morgan Stanley Investment
New York, NY 10020                                                      Management; Managing Director (since December 2000),
                                                                        Secretary (since February 1997) and Director of the
                                                                        Investment Adviser and the Administrator; Vice President of
                                                                        the Retail Funds; Assistant Secretary of Morgan Stanley DW;
                                                                        Vice President of the Institutional Funds (since July
                                                                        2003); Managing Director, Secretary and Director of the
                                                                        Distributor; previously Secretary (February 1997-July 2003)
                                                                        and General Counsel (February 1997-April 2004) of the
                                                                        Retail Funds; Vice President and Assistant General Counsel
                                                                        of the Investment Adviser and the Administrator (February
                                                                        1997-December 2001).

Amy R. Doberman (43)                    Vice President  Since July 2004 Managing Director and General Counsel, U.S. Investment
1221 Avenue of the Americas                                             Management; Managing Director of Morgan Stanley Investment
New York, NY 10020                                                      Management Inc. and the Investment Adviser, Vice President
                                                                        of the Institutional and Retail Funds (since July 2004);
                                                                        Vice President of the Van Kampen Funds (since August 2004);
                                                                        previously, Managing Director and General Counsel -
                                                                        Americas, UBS Global Asset Management (July 2000-July 2004)
                                                                        and General Counsel, Aeltus Investment Management, Inc.
                                                                        (January 1997-July 2000).

Carsten Otto (41)                       Chief           Since October   Executive Director and U.S. Director of Compliance for
1221 Avenue of the Americas             Compliance      2004            Morgan Stanley Investment Management (since October 2004);
New York, NY 10020                      Officer                         Executive Director of the Investment Adviser and Morgan
                                                                        Stanley Investment Management Inc.; formerly Assistant
                                                                        Secretary and Assistant General Counsel of the Morgan
                                                                        Stanley Retail Funds.

                                                            TERM OF
                                          POSITION(S)     OFFICE AND
     NAME, AGE AND ADDRESS OF              HELD WITH       LENGTH OF
         EXECUTIVE OFFICER                REGISTRANT     TIME SERVED*            PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS**
--------------------------------------- --------------- --------------- -----------------------------------------------------------
Stefanie V. Chang (38)                  Vice President  Since July 2003 Executive Director of Morgan Stanley & Co. Incorporated,
1221 Avenue of the Americas                                             Morgan Stanley Investment Management Inc. and the
New York, NY 10020                                                      Investment Adviser; Vice President of the Institutional
                                                                        Funds (since December 1997) and the Retail Funds (since
                                                                        July 2003); formerly practiced law with the New York law
                                                                        firm of Rogers & Wells (now Clifford Chance US LLP).

Francis J. Smith (40)                   Treasurer and   Treasurer since Executive Director of the Investment Adviser and the
c/o Morgan Stanley Trust                Chief Financial July 2003 and   Administration (since December 2001); previously, Vice
Harborside Financial Center,            Officer         Chief Financial President of the Retail Funds (September 2002-July 2003);
Plaza Two,                                              Officer since   Vice President of the Investment Adviser and the
Jersey City, NJ 07311                                   September 2002  Administrator (August 2000-November 2001) and Senior
                                                                        Manager at PricewaterhouseCoopers LLP (January 1998-August
                                                                        2000).

Thomas F. Caloia (59)                   Vice President  Since July 2003 Executive Director (since December 2002) and Assistant
c/o Morgan Stanley Trust                                                Treasurer of the Investment Adviser, the Distributor and
Harborside Financial Center,                                            the Administrator; previously Treasurer of the Retail Funds
Plaza Two,                                                              (April 1989-July 2003); formerly First Vice President of
Jersey City, NJ 07311                                                   the Investment Adviser, the Distributor and the
                                                                        Administrator.

Mary E. Mullin (38)                     Secretary       Since July 2003 Executive Director of Morgan Stanley & Co. Incorporated,
1221 Avenue of the Americas                                             Morgan Stanley Investment Management Inc. and the
New York, NY 10020                                                      Investment Adviser; Secretary of the Institutional Funds
                                                                        (since June 1999) and the Retail Funds (since July 2003);
                                                                        formerly practiced law with the New York law firms of
                                                                        McDermott, Will & Emery and Skadden, Arps, Slate, Meagher &
                                                                        Flom LLP.

----------
   * THIS IS THE EARLIEST DATE THE OFFICER BEGAN SERVING THE RETAIL FUNDS. EACH OFFICER SERVES AN INDEFINITE TERM, UNTIL HIS OR HER SUCCESSOR IS ELECTED.
  ** THE DATES REFERENCED BELOW INDICATING COMMENCEMENT OF SERVICE AS AN OFFICER FOR THE RETAIL AND INSTITUTIONAL FUNDS REFLECT THE EARLIEST DATE THE OFFICER BEGAN SERVING THE RETAIL OR INSTITUTIONAL FUNDS, AS APPLICABLE.

                       2005 FEDERAL TAX NOTICE (UNAUDITED)

               During the fiscal year ended August 31, 2005, 2.46% of the ordinary dividends paid by the Fund qualified for the dividends received deduction available to corporations. Additionally, please note that 2.65% of the Fund's ordinary dividends paid during the fiscal year ended August 31, 2005 qualified for the lower income tax rate available to individuals under the Jobs and Growth Tax Relief Reconciliation Act of 2003.

DIRECTORS
Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael E. Nugent
Fergus Reid

OFFICERS
Charles A. Fiumefreddo
CHAIRMAN OF THE BOARD

Ronald E. Robison
PRESIDENT and PRINCIPAL EXECUTIVE OFFICER

Joseph J. McAlinden
VICE PRESIDENT

Barry Fink
VICE PRESIDENT

Amy R. Doberman
VICE PRESIDENT

Carsten Otto
CHIEF COMPLIANCE OFFICER

Stefanie V. Chang
VICE PRESIDENT

Francis J. Smith
TREASURER and CHIEF FINANCIAL OFFICER

Thomas F. Caloia
VICE PRESIDENT

Mary E. Mullin
SECRETARY

TRANSFER AGENT
Morgan Stanley Trust
Harborside Financial Center, Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

INVESTMENT ADVISER
Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its directors. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Investments and services offered through Morgan Stanley DW Inc., member SIPC. Morgan Stanley Distributors Inc., member NASD

(C) 2005 Morgan Stanley

[MORGAN STANLEY LOGO]

37915RPT-RA05-00859P-Y08/05

[GRAPHIC]

                                                            MORGAN STANLEY FUNDS

                                                                  MORGAN STANLEY
                                                           HIGH YIELD SECURITIES

                                                                   ANNUAL REPORT
                                                                 AUGUST 31, 2005

[MORGAN STANLEY LOGO]

Item 2.   Code of Ethics.

(a) The Fund has adopted a code of ethics (the "Code of Ethics") that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Fund or a third party.

(b)  No information need be disclosed pursuant to this paragraph.

(c) The Fund has amended its Code of Ethics during the period covered by the shareholder report presented in Item 1 hereto to delete from the end of the following paragraph on page 2 of the Code the phrase "to the detriment of the Fund.":

"Each Covered Officer must not use his personal influence or personal relationship improperly to influence investment decisions or financial reporting by the Fund whereby the Covered Officer would benefit personally (directly or indirectly)."

Additionally, Exhibit B was amended to remove Mitchell M. Merin as a covered officer.

(d)  Not applicable.

(e)  Not applicable.

(f)

     (1)  The Fund's Code of Ethics is attached hereto as Exhibit A.

     (2)  Not applicable.

     (3)  Not applicable.

Item 3.   Audit Committee Financial Expert.

The Fund's Board of Directors has determined that it has two "audit committee financial experts" serving on its audit committee, each of whom are "independent" Directors: Dr. Manuel H. Johnson and Joseph J. Kearns. Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an "expert" for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Directors in the absence of such designation or identification.

Item 4.   Principal Accountant Fees and Services.

(a)(b)(c)(d) and (g).  Based on fees billed for the periods shown:

          2005

                                            REGISTRANT      COVERED ENTITIES(1)
             AUDIT FEES                     $   46,106                      N/A

             NON-AUDIT FEES
                  AUDIT-RELATED FEES        $      540 (2)  $                   (2)
                  TAX FEES                  $    5,368 (3)  $                   (4)
                  ALL OTHER FEES            $        -      $                 -
             TOTAL NON-AUDIT FEES           $    5,908      $

             TOTAL                          $   52,014      $

          2004

                                            REGISTRANT      COVERED ENTITIES(1)
             AUDIT FEES                     $   44,630                      N/A

             NON-AUDIT FEES
                  AUDIT-RELATED FEES        $      452 (2)  $         5,067,400 (2)
                  TAX FEES                  $    5,313 (3)  $           545,053 (4)
                  ALL OTHER FEES            $        -      $                 - (5)
             TOTAL NON-AUDIT FEES           $    5,765      $         5,612,453

             TOTAL                          $   50,395      $         5,612,453

          N/A- Not applicable, as not required by Item 4.

          (1) Covered Entities include the Adviser (excluding sub-advisors) and any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Registrant.
          (2) Audit-Related Fees represent assurance and related services provided that are reasonably related to the performance of the audit of the financial statements of the Covered Entities' and funds advised by the Adviser or its affiliates, specifically data verification and agreed-upon procedures related to asset securitizations and agreed-upon procedures engagements.
          (3) Tax Fees represent tax compliance, tax planning and tax advice services provided in connection with the preparation and review of the Registrant's tax returns.
          (4) Tax Fees represent tax compliance, tax planning and tax advice services provided in connection with the review of Covered Entities' tax returns.
          (5) All other fees represent project management for future business applications and improving business and operational processes.

(e)(1) The audit committee's pre-approval policies and procedures are as follows:

                                                                      APPENDIX A

                                 AUDIT COMMITTEE
                          AUDIT AND NON-AUDIT SERVICES
                       PRE-APPROVAL POLICY AND PROCEDURES
                                     OF THE
                  MORGAN STANLEY RETAIL AND INSTITUTIONAL FUNDS

                    AS ADOPTED AND AMENDED JULY 23, 2004,(1)

   1.   STATEMENT OF PRINCIPLES

The Audit Committee of the Board is required to review and, in its sole discretion, pre-approve all Covered Services to be provided by the Independent Auditors to the Fund and Covered Entities in order to assure that services performed by the Independent Auditors do not impair the auditor's independence from the Fund.

The SEC has issued rules specifying the types of services that an independent auditor may not provide to its audit client, as well as the audit committee's administration of the engagement of the independent auditor. The SEC's rules establish two different approaches to pre-approving services, which the SEC considers to be equally valid. Proposed services either: may be pre-approved without consideration of specific case-by-case services by the Audit Committee ("GENERAL PRE-APPROVAL"); or require the specific pre-approval of the Audit Committee or its delegate ("SPECIFIC PRE-APPROVAL"). The Audit Committee believes that the combination of these two approaches in this Policy will result in an effective and efficient procedure to pre-approve services performed by the Independent Auditors. As set forth in this Policy, unless a type of service has received general pre-approval, it will require specific pre-approval by the Audit Committee (or by any member of the Audit Committee to which pre-approval authority has been delegated) if it is to be provided by the Independent Auditors. Any proposed services exceeding pre-approved cost levels or budgeted amounts will also require specific pre-approval by the Audit Committee.

The appendices to this Policy describe the Audit, Audit-related, Tax and All Other services that have the general pre-approval of the Audit Committee. The term of any general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee considers and provides a different period and states otherwise. The Audit Committee will annually review and pre-approve the services that may be provided by the Independent Auditors without obtaining specific pre-approval from the Audit Committee. The Audit Committee will add to or subtract from the list of general pre-approved services from time to time, based on subsequent determinations.

----------
(1) This Audit Committee Audit and Non-Audit Services Pre-Approval Policy and Procedures (the "POLICY"), adopted as of the date above, supersedes and replaces all prior versions that may have been adopted from time to time.

The purpose of this Policy is to set forth the policy and procedures by which the Audit Committee intends to fulfill its responsibilities. It does not delegate the Audit Committee's responsibilities to pre-approve services performed by the Independent Auditors to management.

The Fund's Independent Auditors have reviewed this Policy and believes that implementation of the Policy will not adversely affect the Independent Auditors' independence.

   2.   DELEGATION

As provided in the Act and the SEC's rules, the Audit Committee may delegate either type of pre-approval authority to one or more of its members. The member to whom such authority is delegated must report, for informational purposes only, any pre-approval decisions to the Audit Committee at its next scheduled meeting.

   3.   AUDIT SERVICES

The annual Audit services engagement terms and fees are subject to the specific pre-approval of the Audit Committee. Audit services include the annual financial statement audit and other procedures required to be performed by the Independent Auditors to be able to form an opinion on the Fund's financial statements. These other procedures include information systems and procedural reviews and testing performed in order to understand and place reliance on the systems of internal control, and consultations relating to the audit. The Audit Committee will approve, if necessary, any changes in terms, conditions and fees resulting from changes in audit scope, Fund structure or other items.

In addition to the annual Audit services engagement approved by the Audit Committee, the Audit Committee may grant general pre-approval to other Audit services, which are those services that only the Independent Auditors reasonably can provide. Other Audit services may include statutory audits and services associated with SEC registration statements (on Forms N-1A, N-2, N-3, N-4, etc.), periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings.

The Audit Committee has pre-approved the Audit services in Appendix B.1. All other Audit services not listed in Appendix B.1 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

   4.   AUDIT-RELATED SERVICES

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Fund's financial statements and, to the extent they are Covered Services, the Covered Entities or that are traditionally performed by the Independent Auditors. Because the Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor and is consistent with the SEC's rules on auditor independence, the Audit Committee may grant general pre-approval to Audit-related services. Audit-related services include, among others, accounting consultations related to accounting, financial reporting or disclosure matters not classified as "Audit services"; assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities; agreed-upon or expanded audit procedures related to accounting and/or billing records required to respond to or comply with financial, accounting or regulatory reporting matters; and assistance with internal control reporting requirements under Forms N-SAR and/or N-CSR.

The Audit Committee has pre-approved the Audit-related services in Appendix B.2. All other Audit-related services not listed in Appendix B.2 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

   5.   TAX SERVICES

The Audit Committee believes that the Independent Auditors can provide Tax services to the Fund and, to the extent they are Covered Services, the Covered Entities, such as tax compliance, tax planning and tax advice without impairing the auditor's independence, and the SEC has stated that the Independent Auditors may provide such services.

Pursuant to the preceding paragraph, the Audit Committee has pre-approved the Tax Services in Appendix B.3. All Tax services in Appendix B.3 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

   6.   ALL OTHER SERVICES

The Audit Committee believes, based on the SEC's rules prohibiting the Independent Auditors from providing specific non-audit services, that other types of non-audit services are permitted. Accordingly, the Audit Committee believes it may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, would not impair the independence of the auditor and are consistent with the SEC's rules on auditor independence.

The Audit Committee has pre-approved the All Other services in Appendix B.4. Permissible All Other services not listed in Appendix B.4 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

   7.   PRE-APPROVAL FEE LEVELS OR BUDGETED AMOUNTS

Pre-approval fee levels or budgeted amounts for all services to be provided by the Independent Auditors will be established annually by the Audit Committee. Any proposed services exceeding these levels or amounts will require specific pre-approval by the Audit Committee. The Audit Committee is mindful of the overall relationship of fees for audit and non-audit services in determining whether to pre-approve any such services.

   8.   PROCEDURES

All requests or applications for services to be provided by the Independent Auditors that do not require specific approval by the Audit Committee will be submitted to the Fund's Chief Financial Officer and must include a detailed description of the services to be

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rendered. The Fund's Chief Financial Officer will determine whether such services are included within the list of services that have received the general pre-approval of the Audit Committee. The Audit Committee will be informed on a timely basis of any such services rendered by the Independent Auditors. Requests or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the Independent Auditors and the Fund's Chief Financial Officer, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC's rules on auditor independence.

The Audit Committee has designated the Fund's Chief Financial Officer to monitor the performance of all services provided by the Independent Auditors and to determine whether such services are in compliance with this Policy. The Fund's Chief Financial Officer will report to the Audit Committee on a periodic basis on the results of its monitoring. Both the Fund's Chief Financial Officer and management will immediately report to the chairman of the Audit Committee any breach of this Policy that comes to the attention of the Fund's Chief Financial Officer or any member of management.

   9.   ADDITIONAL REQUIREMENTS

The Audit Committee has determined to take additional measures on an annual basis to meet its responsibility to oversee the work of the Independent Auditors and to assure the auditor's independence from the Fund, such as reviewing a formal written statement from the Independent Auditors delineating all relationships between the Independent Auditors and the Fund, consistent with Independence Standards Board No. 1, and discussing with the Independent Auditors its methods and procedures for ensuring independence.

   10.  COVERED ENTITIES

Covered Entities include the Fund's investment adviser(s) and any entity controlling, controlled by or under common control with the Fund's investment adviser(s) that provides ongoing services to the Fund(s). Beginning with non-audit service contracts entered into on or after May 6, 2003, the Fund's audit committee must pre-approve non-audit services provided not only to the Fund but also to the Covered Entities if the engagements relate directly to the operations and financial reporting of the Fund. This list of Covered Entities would include:

     MORGAN STANLEY RETAIL FUNDS
     Morgan Stanley Investment Advisors Inc.
     Morgan Stanley & Co. Incorporated
     Morgan Stanley DW Inc.
     Morgan Stanley Investment Management Inc.
     Morgan Stanley Investment Management Limited
     Morgan Stanley Investment Management Private Limited
     Morgan Stanley Asset & Investment Trust Management Co., Limited Morgan Stanley Investment Management Company
     Van Kampen Asset Management
     Morgan Stanley Services Company, Inc.
     Morgan Stanley Distributors Inc.
     Morgan Stanley Trust FSB

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     MORGAN STANLEY INSTITUTIONAL FUNDS
     Morgan Stanley Investment Management Inc.
     Morgan Stanley Investment Advisors Inc.
     Morgan Stanley Investment Management Limited
     Morgan Stanley Investment Management Private Limited
     Morgan Stanley Asset & Investment Trust Management Co., Limited Morgan Stanley Investment Management Company
     Morgan Stanley & Co. Incorporated
     Morgan Stanley Distribution, Inc.
     Morgan Stanley AIP GP LP
     Morgan Stanley Alternative Investment Partners LP

(e)(2) Beginning with non-audit service contracts entered into on or after May 6, 2003, the audit committee also is required to pre-approve services to Covered Entities to the extent that the services are determined to have a direct impact on the operations or financial reporting of the Registrant. 100% of such services were pre-approved by the audit committee pursuant to the Audit Committee's pre-approval policies and procedures (attached hereto).

(f)  Not applicable.

(g)  See table above.

(h) The audit committee of the Board of Directors has considered whether the provision of services other than audit services performed by the auditors to the Registrant and Covered Entities is compatible with maintaining the auditors' independence in performing audit services.

Item 5.   Audit Committee of Listed Registrants.

(a) The Fund has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act whose members are:
Michael Bozic, Edwin J. Garn, Wayne E. Hedien, Manual H. Johnson, Joseph J. Kearns, Michael Nugent and Fergus Reid.

(b) Not applicable.

Item 6.   Schedule of Investments

Refer to Item 1.

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Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End
Management Investment Companies.

Applicable only to reports filed by closed-end funds.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Applicable only to reports filed by closed-end funds.

Item 9. Closed-End Fund Repurchases

Applicable only to reports filed by closed-end funds.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits

(a) The Code of Ethics for Principal Executive and Senior Financial Officers is attached hereto.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

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                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley High Yield Securities Inc.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
October 20, 2005

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
October 20, 2005

/s/ Francis Smith
Francis Smith
Principal Financial Officer
October 20, 2005